UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Small Cap Index VIP
	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 13.7%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.* (a)	13,389	264,031
Cooper Tire & Rubber Co.	12,440	383,152
Dana Holding Corp. (a)	28,967	661,606
Dorman Products, Inc.	4,954	245,471
Drew Industries, Inc.	4,572	208,209
Federal-Mogul Corp.*	3,852	64,675
Fox Factory Holding Corp.*	1,916	36,921
Fuel Systems Solutions, Inc.*	2,684	52,767
Gentherm, Inc.*	6,659	127,054
Modine Manufacturing Co.*	9,222	134,918
Remy International, Inc.	2,784	56,348
Shiloh Industries, Inc.	1,178	15,432
Spartan Motors, Inc.	6,654	40,390
Standard Motor Products, Inc.	3,947	126,935
Stoneridge, Inc.*	5,500	59,455
Superior Industries International, Inc.	4,707	83,926
Tenneco, Inc.*	11,966	604,283
Tower International, Inc.*	1,112	22,229

		3,187,802
Automobiles 0.1%
Winnebago Industries, Inc.*	5,578	144,805
Distributors 0.3%
Core-Mark Holding Co., Inc.	2,286	151,882
Pool Corp.	9,190	515,835
Stock Building Supply Holdings, Inc.*	1,525	20,038
VOXX International Corp.*	3,528	48,334
Weyco Group, Inc.	1,254	35,513

		771,602
Diversified Consumer Services 1.2%
American Public Education, Inc.*	3,501	132,338
Ascent Capital Group, Inc. "A"*	2,811	226,623
Bridgepoint Education, Inc.*	3,483	62,833
Bright Horizons Family Solutions, Inc.*	2,291	82,087
Capella Education Co.* (a)	2,198	124,319
Career Education Corp.*	10,200	28,152
Carriage Services, Inc.	3,165	61,401
Corinthian Colleges, Inc.* (a)	16,739	36,658
Education Management Corp.*	4,785	43,639
Grand Canyon Education, Inc.*	8,909	358,854
Hillenbrand, Inc.	10,929	299,127
ITT Educational Services, Inc.* (a)	4,647	144,057
JTH Holding, Inc. "A"*	891	16,884
K12, Inc.* (a)	5,418	167,308
LifeLock, Inc.* (a)	12,084	179,206
Lincoln Educational Services Corp.	4,778	22,027
Mac-Gray Corp.	2,230	32,469
Matthews International Corp. "A"	5,488	208,983
Outerwall, Inc.* (a)	5,597	279,794
Regis Corp.	9,440	138,579
Sotheby's (a)	13,434	660,012
Steiner Leisure Ltd.*	2,912	170,148
Stewart Enterprises, Inc. "A"	14,426	189,558
Strayer Education, Inc. (a)	2,149	89,226
Universal Technical Institute, Inc.	4,107	49,818

		3,804,100
Hotels, Restaurants & Leisure 2.9%
AFC Enterprises, Inc.*	4,756	207,314
Biglari Holdings, Inc.*	283	116,786
BJ's Restaurants, Inc.* (a)	4,904	140,843
Bloomin' Brands, Inc.* (a)	11,006	259,852
Bob Evans Farms, Inc.	5,545	317,562
Boyd Gaming Corp.* (a)	13,774	194,902
Bravo Brio Restaurant Group, Inc.*	3,990	60,249
Buffalo Wild Wings, Inc.* (a)	3,684	409,735
Caesars Entertainment Corp.* (a)	7,326	144,395
Carrols Restaurant Group, Inc.*	4,684	28,572
CEC Entertainment, Inc.	3,533	162,023
Churchill Downs, Inc.	2,731	236,286
Chuy's Holdings, Inc.*	3,230	115,925
Cracker Barrel Old Country Store, Inc. (a)	3,862	398,713
Del Frisco's Restaurant Group, Inc.*	2,125	42,861
Denny's Corp.*	18,232	111,580
Diamond Resorts International, Inc.*	3,489	65,628
DineEquity, Inc.	3,287	226,803
Diversified Restaurant Holdings, Inc.*	2,119	13,901
Einstein Noah Restaurant Group, Inc.	1,190	20,611
Fiesta Restaurant Group, Inc.*	3,945	148,569
Ignite Restaurant Group, Inc.*	1,441	22,364
International Speedway Corp. "A"	5,517	178,199
Interval Leisure Group, Inc.	7,699	181,927
Isle of Capri Casinos, Inc.*	4,427	33,468
Jack in the Box, Inc.*	8,724	348,960
Jamba, Inc.*	3,239	43,338
Krispy Kreme Doughnuts, Inc.*	13,032	252,039
LIFE TIME FITNESS, Inc.* (a)	8,461	435,488
Luby's, Inc.*	4,061	29,158
Marcus Corp.	3,572	51,901
Marriott Vacations Worldwide Corp.*	5,796	255,024
Monarch Casino & Resort, Inc.*	1,582	30,026
Morgans Hotel Group Co.*	5,296	40,726
Multimedia Games Holding Co., Inc.*	5,736	198,179
Nathan's Famous, Inc.*	580	30,612
Noodles & Co.*	1,199	51,389
Orient-Express Hotels Ltd. "A"*	19,041	247,152
Papa John's International, Inc.	3,188	222,777
Pinnacle Entertainment, Inc.*	11,615	290,956
Red Robin Gourmet Burgers, Inc.*	2,818	200,360
Ruby Tuesday, Inc.* (a)	12,107	90,803
Ruth's Hospitality Group, Inc.	7,029	83,364
Scientific Games Corp. "A"*	9,492	153,486
SHFL Entertainment, Inc.*	11,097	255,231
Sonic Corp.* (a)	11,176	198,374
Speedway Motorsports, Inc.	2,357	42,190
Texas Roadhouse, Inc. (a)	12,232	321,457
The Cheesecake Factory, Inc. (a)	10,436	458,662
Town Sports International Holdings, Inc.	4,671	60,630
Vail Resorts, Inc.	7,048	488,990
WMS Industries, Inc.*	10,915	283,244

		9,003,584
Household Durables 1.1%
Bassett Furniture Industries, Inc.	2,143	34,695
Beazer Homes U.S.A., Inc.* (a)	5,061	91,098
Blyth, Inc. (a)	1,846	25,530
Cavco Industries, Inc.*	1,407	80,129
CSS Industries, Inc.	1,682	40,385
Ethan Allen Interiors, Inc. (a)	4,944	137,789
EveryWare Global, Inc.*	1,967	22,424
Flexsteel Industries, Inc.	984	24,571
Helen of Troy Ltd.*	6,346	280,493
Hooker Furniture Corp.	2,084	31,156
Hovnanian Enterprises, Inc. "A"* (a)	22,622	118,313
iRobot Corp.*	5,595	210,764
KB HOME (a)	16,316	294,014
La-Z-Boy, Inc.	10,376	235,639
Libbey, Inc.*	4,044	96,166
Lifetime Brands, Inc.	2,058	31,467
M.D.C. Holdings, Inc. (a)	7,745	232,427
M/I Homes, Inc.*	4,749	97,924
Meritage Homes Corp.*	7,060	303,227
NACCO Industries, Inc. "A"	985	54,589
Ryland Group, Inc. (a)	9,055	367,090
Skullcandy, Inc.*	3,528	21,803
Standard Pacific Corp.* (a)	29,482	233,203
TRI Pointe Homes, Inc.* (a)	2,904	42,631
UCP, Inc. "A"*	1,450	21,518
Universal Electronics, Inc.*	3,004	108,234
WCI Communities, Inc.*	1,294	22,334
William Lyon Homes "A"*	2,738	55,636
Zagg, Inc.*	6,120	27,540

		3,342,789
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	4,730	23,319
Blue Nile, Inc.* (a)	2,392	97,904
HSN, Inc.	6,646	356,358
NutriSystem, Inc.	5,712	82,139
Orbitz Worldwide, Inc.*	4,966	47,823
Overstock.com, Inc.*	2,227	66,075
PetMed Express, Inc.	4,039	65,795
RetailMeNot, Inc.*	1,838	65,378
Shutterfly, Inc.* (a)	7,474	417,647
Valuevision Media, Inc. "A"*	7,823	34,030
Vitacost.com, Inc.*	4,246	36,091

		1,292,559
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	2,562	146,162
Black Diamond, Inc.* (a)	4,616	56,131
Brunswick Corp.	17,832	711,675
Callaway Golf Co. (a)	14,149	100,741
JAKKS Pacific, Inc. (a)	3,799	17,057
Johnson Outdoors, Inc. "A"*	976	26,176
LeapFrog Enterprises, Inc.* (a)	12,677	119,417
Marine Products Corp.	2,350	21,338
Nautilus, Inc.*	6,176	44,591
Smith & Wesson Holding Corp.* (a)	12,717	139,760
Sturm, Ruger & Co., Inc. (a)	3,836	240,249

		1,623,297
Media 1.4%
AH Belo Corp. "A"	3,740	29,359
Beasley Broadcast Group, Inc. "A"	962	8,360
Belo Corp. "A"	20,662	283,069
Carmike Cinemas, Inc.*	4,537	100,177
Central European Media Enterprises Ltd. "A"*	15,207	80,141
Crown Media Holdings, Inc. "A"*	6,391	19,684
Cumulus Media, Inc. "A"* (a)	14,873	78,827
Daily Journal Corp.*	166	24,400
Dex Media, Inc.*	3,408	27,707
Digital Generation, Inc.* (a)	4,799	62,051
Entercom Communications Corp. "A"*	4,722	41,459
Entravision Communications Corp. "A"	10,901	64,316
Global Sources Ltd.*	3,445	25,562
Gray Television, Inc.*	10,006	78,547
Harte-Hanks, Inc.	8,531	75,329
Hemisphere Media Group, Inc.*	1,706	20,046
Journal Communications, Inc. "A"*	8,465	72,376
Live Nation Entertainment, Inc.*	27,721	514,225
Loral Space & Communications, Inc.	2,594	175,692
Martha Stewart Living Omnimedia, Inc. "A"*	6,215	14,295
McClatchy Co. "A"* (a)	11,944	35,832
MDC Partners, Inc. "A"	4,943	138,305
Media General, Inc. "A"* (a)	3,896	55,557
Meredith Corp. (a)	7,110	338,578
National CineMedia, Inc.	11,255	212,269
New York Times Co. "A"*	25,676	322,747
Nexstar Broadcasting Group, Inc. "A"	5,845	260,132
ReachLocal, Inc.*	2,119	25,237
Reading International, Inc. "A"*	3,620	23,783
Rentrak Corp.*	2,102	68,567
Saga Communications, Inc. "A"	914	40,563
Salem Communications Corp. "A"	2,207	18,274
Scholastic Corp.	5,157	147,748
Sinclair Broadcast Group, Inc. "A"	13,466	451,380
The E.W. Scripps Co. "A"*	6,090	111,752
Valassis Communications, Inc. (a)	7,720	222,954
World Wrestling Entertainment, Inc. "A"	5,406	54,979

		4,324,279
Multiline Retail 0.2%
Fred's, Inc. "A"	7,340	114,871
Gordmans Stores, Inc.	1,841	20,711
Saks, Inc.* (a)	20,782	331,265
The Bon-Ton Stores, Inc.	2,641	27,863
Tuesday Morning Corp.*	8,466	129,276

		623,986
Specialty Retail 3.3%
Aeropostale, Inc.* (a)	15,624	146,866
America's Car-Mart, Inc.*	1,547	69,785
ANN, Inc.* (a)	9,247	334,926
Asbury Automotive Group, Inc.*	6,204	330,053
Barnes & Noble, Inc.* (a)	8,040	104,038
bebe stores, inc.	6,566	39,987
Big 5 Sporting Goods Corp.	3,324	53,450
Body Central Corp.*	3,111	18,977
Brown Shoe Co., Inc.	8,547	200,598
Cato Corp. "A"	5,411	151,400
Children's Place Retail Stores, Inc.*	4,517	261,354
Christopher & Banks Corp.*	7,228	52,114
Citi Trends, Inc.*	3,188	55,726
Conn's, Inc.* (a)	4,468	223,579
Destination Maternity Corp.	2,727	86,719
Destination XL Group, Inc.*	8,281	53,578
Express, Inc.*	16,782	395,887
Five Below, Inc.* (a)	6,529	285,644
Francesca's Holdings Corp.*	8,762	163,324
Genesco, Inc.* (a)	4,780	313,472
Group 1 Automotive, Inc.	4,263	331,150
Haverty Furniture Companies, Inc.	3,853	94,514
hhgregg, Inc.* (a)	2,557	45,796
Hibbett Sports, Inc.*	5,175	290,576
Jos. A. Bank Clothiers, Inc.* (a)	5,566	244,681
Kirkland's, Inc.*	2,635	48,589
Lithia Motors, Inc. "A"	4,360	318,106
Lumber Liquidators Holdings, Inc.* (a)	5,418	577,830
MarineMax, Inc.*	4,641	56,620
Mattress Firm Holding Corp.*	2,677	85,129
Monro Muffler Brake, Inc. (a)	6,227	289,493
New York & Co., Inc.*	5,547	32,062
Office Depot, Inc.* (a)	48,984	236,593
OfficeMax, Inc. (a)	17,324	221,574
Pacific Sunwear of California, Inc.*	9,186	27,558
Penske Automotive Group, Inc.	8,403	359,060
Pier 1 Imports, Inc.	18,637	363,794
RadioShack Corp.* (a)	19,816	67,573
Rent-A-Center, Inc.	10,583	403,212
Restoration Hardware Holdings, Inc.*	3,520	222,992
Rue21, Inc.*	2,923	117,914
Sears Hometown & Outlet Stores, Inc.*	1,723	54,705
Select Comfort Corp.*	11,077	269,725
Shoe Carnival, Inc.	2,907	78,518
Sonic Automotive, Inc. "A"	7,748	184,402
Stage Stores, Inc.	6,516	125,107
Stein Mart, Inc.	5,357	73,498
Systemax, Inc.	1,884	17,465
The Buckle, Inc. (a)	5,472	295,762
The Finish Line, Inc. "A"	9,805	243,850
The Men's Wearhouse, Inc.	9,864	335,869
The Pep Boys - Manny, Moe & Jack*	10,308	128,541
The Wet Seal, Inc. "A"*	17,739	69,714
Tile Shop Holdings, Inc.*	3,680	108,523
Tilly's, Inc. "A"*	1,996	28,962
Trans World Entertainment Corp.	2,103	9,737
Vitamin Shoppe, Inc.*	5,947	260,181
West Marine, Inc.*	3,230	39,406
Winmark Corp.	470	34,644
Zale Corp.*	6,465	98,268
Zumiez, Inc.*	4,199	115,619

		10,348,789
Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*	11,510	14,963
Columbia Sportswear Co.	2,583	155,574
Crocs, Inc.*	17,540	238,719
Culp, Inc.	1,606	30,048
Fifth & Pacific Companies, Inc.*	23,663	594,651
G-III Apparel Group Ltd.*	3,275	178,782
Iconix Brand Group, Inc.* (a)	11,207	372,297
Maidenform Brands, Inc.*	4,569	107,326
Movado Group, Inc.	3,463	151,506
Oxford Industries, Inc.	2,680	182,186
Perry Ellis International, Inc.	2,380	44,839
Quiksilver, Inc.*	26,289	184,812
R.G. Barry Corp.	2,098	39,673
Skechers U.S.A., Inc. "A"*	7,599	236,405
Steven Madden Ltd.*	7,884	424,396
The Jones Group, Inc.	15,947	239,365
Tumi Holdings, Inc.*	9,525	191,929
Unifi, Inc.*	3,004	70,174
Vera Bradley, Inc.* (a)	4,220	86,763
Wolverine World Wide, Inc. (a)	9,883	575,487

		4,119,895
Consumer Staples 3.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,620	395,620
Coca-Cola Bottling Co. Consolidated	957	59,928
Craft Brewers Alliance, Inc.*	2,005	26,947
National Beverage Corp.	2,127	37,988

		520,483
Food & Staples Retailing 1.4%
Arden Group, Inc. "A"	213	27,690
Casey's General Stores, Inc. (a)	7,568	556,248
Fairway Group Holdings Corp.* (a)	3,129	79,977
Harris Teeter Supermarkets, Inc.	9,745	479,357
Ingles Markets, Inc. "A"	2,318	66,596
Nash Finch Co.	2,368	62,539
Natural Grocers by Vitamin Cottage, Inc.*	1,765	70,070
Pantry, Inc.*	4,694	52,009
PriceSmart, Inc. (a)	3,744	356,579
Rite Aid Corp.*	144,232	686,544
Roundy's, Inc.	5,120	44,032
Spartan Stores, Inc.	4,227	93,248
SUPERVALU, Inc.* (a)	40,401	332,500
Susser Holdings Corp.* (a)	3,598	191,234
The Andersons, Inc.	3,704	258,910
The Chefs' Warehouse, Inc.*	3,251	75,098
United Natural Foods, Inc.* (a)	9,739	654,656
Village Super Market, Inc. "A"	1,263	48,019
Weis Markets, Inc.	2,141	104,780

		4,240,086
Food Products 1.6%
Alico, Inc.	546	22,479
Annie's, Inc.* (a)	2,729	133,994
B&G Foods, Inc.	10,381	358,663
Boulder Brands, Inc.* (a)	11,717	187,941
Cal-Maine Foods, Inc.	2,936	141,222
Calavo Growers, Inc.	2,388	72,213
Chiquita Brands International, Inc.*	9,129	115,573
Darling International, Inc.*	23,277	492,541
Diamond Foods, Inc.* (a)	4,359	102,785
Dole Food Co., Inc.*	10,219	139,183
Farmer Brothers Co.*	1,295	19,503
Fresh Del Monte Produce, Inc.	7,541	223,817
Griffin Land & Nurseries, Inc.	503	16,146
Hain Celestial Group, Inc.* (a)	7,569	583,721
Inventure Foods, Inc.*	2,841	29,830
J & J Snack Foods Corp.	2,976	240,223
John B. Sanfilippo & Son, Inc.	1,519	35,226
Lancaster Colony Corp.	3,685	288,499
Lifeway Foods, Inc.	911	12,308
Limoneira Co.	1,985	50,975
Omega Protein Corp.*	4,171	42,419
Pilgrim's Pride Corp.*	12,033	202,034
Post Holdings, Inc.*	6,503	262,526
Sanderson Farms, Inc.	4,509	294,167
Seaboard Corp.	58	159,384
Seneca Foods Corp. "A"*	1,603	48,234
Snyder's-Lance, Inc. (a)	9,465	273,065
Tootsie Roll Industries, Inc. (a)	3,892	119,951
TreeHouse Foods, Inc.*	7,142	477,300

		5,145,922
Household Products 0.2%
Central Garden & Pet Co. "A"*	8,009	54,862
Harbinger Group, Inc.*	6,486	67,260
Oil-Dri Corp. of America	888	29,961
Orchids Paper Products Co.	1,256	34,753
Spectrum Brands Holdings, Inc.	4,276	281,532
WD-40 Co.	3,072	199,373

		667,741
Personal Products 0.3%
Elizabeth Arden, Inc.*	5,072	187,258
Female Health Co.	4,529	44,701
Inter Parfums, Inc.	3,259	97,738
Lifevantage Corp.* (a)	22,556	53,683
Medifast, Inc.*	2,746	73,840
Nature's Sunshine Products, Inc.	2,076	39,589
Nutraceutical International Corp.	1,749	41,521
Prestige Brands Holdings, Inc.*	10,173	306,411
Revlon, Inc. "A"*	2,165	60,122
Star Scientific, Inc.* (a)	31,941	61,007
Synutra International, Inc.*	3,372	17,872
USANA Health Sciences, Inc.* (a)	1,169	101,458

		1,085,200
Tobacco 0.2%
Alliance One International, Inc.*	17,831	51,888
Universal Corp. (a)	4,647	236,672
Vector Group Ltd. (a)	12,603	202,911

		491,471
Energy 5.6%
Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	5,944	75,132
Bolt Technology Corp.	1,584	28,591
Bristow Group, Inc. (a)	7,137	519,288
C&J Energy Services, Inc.*	8,913	178,973
Cal Dive International, Inc.* (a)	18,189	37,287
CARBO Ceramics, Inc.	3,888	385,340
Dawson Geophysical Co.*	1,561	50,686
Era Group, Inc.*	4,006	108,883
Exterran Holdings, Inc.*	11,313	311,899
Forum Energy Technologies, Inc.*	7,845	211,893
Geospace Technologies Corp.*	2,552	215,134
Global Geophysical Services, Inc.*	4,453	12,068
Gulf Island Fabrication, Inc.	2,949	72,280
GulfMark Offshore, Inc. "A"	5,318	270,633
Helix Energy Solutions Group, Inc.*	20,853	529,041
Hercules Offshore, Inc.*	31,764	234,101
Hornbeck Offshore Services, Inc.*	7,124	409,202
ION Geophysical Corp.*	26,337	136,952
Key Energy Services, Inc.* (a)	30,291	220,821
Matrix Service Co.*	5,030	98,689
Mitcham Industries, Inc.*	2,486	38,011
Natural Gas Services Group*	2,518	67,533
Newpark Resources, Inc.*	17,163	217,284
Nuverra Environmental Solutions, Inc.*	28,972	66,346
Parker Drilling Co.*	23,358	133,141
PHI, Inc. (Non Voting)*	2,503	94,388
Pioneer Energy Services Corp.*	12,098	90,856
RigNet, Inc.*	2,275	82,400
SEACOR Holdings, Inc. (a)	3,970	359,047
Tesco Corp.*	5,829	96,586
TETRA Technologies, Inc.*	15,587	195,305
TGC Industries, Inc.	3,317	26,171
Vantage Drilling Co.* (a)	39,316	68,017
Willbros Group, Inc.*	7,788	71,494

		5,713,472
Oil, Gas & Consumable Fuels 3.8%
Abraxas Petroleum Corp.* (a)	15,443	39,689
Adams Resources & Energy, Inc.	382	21,205
Alon U.S.A. Energy, Inc.	4,637	47,344
Alpha Natural Resources, Inc.* (a)	43,927	261,805
Amyris, Inc.* (a)	4,698	10,852
Apco Oil & Gas International, Inc.*	1,923	27,422
Approach Resources, Inc.* (a)	6,857	180,202
Arch Coal, Inc. (a)	42,221	173,528
Athlon Energy, Inc.*	3,546	115,954
Berry Petroleum Co. "A"	10,372	447,344
Bill Barrett Corp.* (a)	9,664	242,663
Bonanza Creek Energy, Inc.* (a)	5,866	283,093
BPZ Resources, Inc.* (a)	24,361	47,504
Callon Petroleum Co.*	8,256	45,160
Carrizo Oil & Gas, Inc.* (a)	7,973	297,473
Clayton Williams Energy, Inc.*	1,122	58,871
Clean Energy Fuels Corp.* (a)	13,608	173,910
Cloud Peak Energy, Inc.*	12,116	177,742
Comstock Resources, Inc.	9,578	152,386
Contango Oil & Gas Co.	2,525	92,794
Crimson Exploration, Inc.*	4,535	13,650
Crosstex Energy, Inc.	9,490	198,246
Delek US Holdings, Inc.	7,395	155,961
Diamondback Energy, Inc.*	3,850	164,164
Emerald Oil, Inc.*	7,273	52,293
Endeavour International Corp.* (a)	9,476	50,697
Energy XXI (Bermuda) Ltd.	15,633	472,117
EPL Oil & Gas, Inc.*	5,952	220,879
Equal Energy Ltd.	7,121	33,540
Evolution Petroleum Corp.*	3,220	36,257
EXCO Resources, Inc. (a)	27,016	182,088
Forest Oil Corp.* (a)	23,297	142,112
Frontline Ltd.* (a)	9,255	24,526
FX Energy, Inc.*	9,775	33,626
GasLog Ltd.	5,171	77,203
Gastar Exploration Ltd.*	10,835	42,798
Goodrich Petroleum Corp.*	5,221	126,818
Green Plains Renewable Energy, Inc.	4,925	79,046
Halcon Resources Corp.* (a)	45,917	203,412
Hallador Energy Co.	1,433	10,461
Isramco, Inc.* (a)	166	20,576
Jones Energy, Inc. "A"*	2,134	35,019
KiOR, Inc. "A"*	8,718	24,585
Knightsbridge Tankers Ltd.	5,055	51,409
Kodiak Oil & Gas Corp.*	52,356	631,413
L&L Energy, Inc.*	5,975	7,588
Magnum Hunter Resources Corp.* (a)	34,204	211,039
Matador Resources Co.*	11,459	187,126
Midstates Petroleum Co., Inc.*	6,593	33,822
Miller Energy Resources, Inc.* (a)	6,247	45,353
Nordic American Tankers Ltd. (a)	12,837	105,777
Northern Oil & Gas, Inc.* (a)	12,698	183,232
Panhandle Oil & Gas, Inc. "A"	1,330	37,612
PDC Energy, Inc.* (a)	7,058	420,233
Penn Virginia Corp.* (a)	10,545	70,124
PetroQuest Energy, Inc.*	11,749	47,114
Quicksilver Resources, Inc.* (a)	24,365	47,999
Renewable Energy Group, Inc.*	4,215	63,857
Rentech, Inc.	43,950	87,021
Resolute Energy Corp.*	13,479	112,684
REX American Resources Corp.*	1,077	33,107
Rex Energy Corp.*	9,036	201,503
Rosetta Resources, Inc.*	12,042	655,807
Sanchez Energy Corp.* (a)	7,483	197,626
Scorpio Tankers, Inc.	36,610	357,314
SemGroup Corp. "A"	8,294	472,924
Ship Finance International Ltd.	11,110	169,650
Solazyme, Inc.* (a)	9,518	102,509
Stone Energy Corp.* (a)	9,945	322,516
Swift Energy Co.* (a)	8,337	95,209
Synergy Resources Corp.*	10,075	98,231
Targa Resources Corp.	6,495	473,875
Teekay Tankers Ltd. "A" (a)	12,512	32,781
Triangle Petroleum Corp.*	13,365	131,244
Ur-Energy, Inc.*	24,170	28,037
Uranium Energy Corp.* (a)	16,917	38,063
VAALCO Energy, Inc.*	11,667	65,102
W&T Offshore, Inc. (a)	6,768	119,929
Warren Resources, Inc.*	14,321	41,961
Western Refining, Inc. (a)	10,614	318,845
Westmoreland Coal Co.*	2,402	31,658
ZaZa Energy Corp.* (a)	9,110	10,477

		11,638,786
Financials 22.1%
Capital Markets 2.7%
Apollo Investment Corp. (a)	44,082	359,268
Arlington Asset Investment Corp. "A"	3,175	75,502
BGC Partners, Inc. "A"	25,274	142,798
BlackRock Kelso Capital Corp. (a)	14,544	138,023
Calamos Asset Management, Inc. "A"	4,091	40,869
Capital Southwest Corp.	2,676	91,546
CIFC Corp.	1,400	11,046
Cohen & Steers, Inc. (a)	3,746	132,271
Cowen Group, Inc. "A"*	19,372	66,833
Diamond Hill Investment Group	568	60,748
Evercore Partners, Inc. "A"	6,292	309,755
FBR & Co.*	1,798	48,204
Fidus Investment Corp.	2,802	54,359
Fifth Street Finance Corp.	26,740	275,155
Financial Engines, Inc. (a)	9,653	573,774
Firsthand Technology Value Fund, Inc.*	1,602	39,217
FXCM, Inc. "A" (a)	7,289	143,958
GAMCO Investors, Inc. "A"	1,196	90,812
Garrison Capital, Inc.	1,199	17,721
GFI Group, Inc.	13,581	53,645
Gladstone Capital Corp.	4,213	36,780
Gladstone Investment Corp.	5,538	39,043
Golub Capital BDC LLC	7,315	126,842
Greenhill & Co., Inc.	5,606	279,627
GSV Capital Corp.*	3,752	55,605
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,923	33,322
Hercules Technology Growth Capital, Inc. (a)	12,173	185,638
HFF, Inc. "A"	6,515	163,201
Horizon Technology Finance Corp.	1,592	21,205
ICG Group, Inc.*	7,347	104,254
INTL FCStone, Inc.*	2,776	56,769
Investment Technology Group, Inc.*	7,413	116,532
Janus Capital Group, Inc. (a)	29,680	252,577
JMP Group, Inc.	3,295	20,396
KCAP Financial, Inc. (a)	5,696	51,150
KCG Holdings, Inc. "A"*	13,971	121,129
Ladenburg Thalmann Financial Services, Inc.*	20,715	37,494
Main Street Capital Corp. (a)	7,739	231,628
Manning & Napier, Inc.	2,652	44,235
MCG Capital Corp.	13,928	70,197
Medallion Financial Corp.	3,550	52,824
Medley Capital Corp.	7,719	106,445
MVC Capital, Inc.	4,474	58,431
New Mountain Finance Corp.	7,411	106,793
NGP Capital Resources Co.	3,877	28,806
Oppenheimer Holdings, Inc. "A"	1,891	33,603
PennantPark Floating Rate Capital Ltd.	2,809	38,708
PennantPark Investment Corp.	13,022	146,628
Piper Jaffray Companies, Inc.*	3,147	107,911
Prospect Capital Corp. (a)	51,506	575,837
Pzena Investment Management, Inc. "A"	1,887	12,794
RCS Capital Corp. "A"	352	5,885
Safeguard Scientifics, Inc.*	4,143	65,004
Silvercrest Asset Management Group, Inc. "A"*	1,029	14,025
Solar Capital Ltd.	8,959	198,621
Solar Senior Capital Ltd.	2,352	42,524
Stellus Capital Investment Corp.	2,390	35,802
Stifel Financial Corp.* (a)	12,588	518,877
SWS Group, Inc.*	5,696	31,784
TCP Capital Corp.	5,191	84,198
THL Credit, Inc.	6,721	104,982
TICC Capital Corp. (a)	10,167	99,128
Triangle Capital Corp. (a)	5,380	158,011
Virtus Investment Partners, Inc.*	1,331	216,474
Walter Investment Management Corp.*	7,233	285,993
Westwood Holdings Group, Inc.	1,351	64,916
WhiteHorse Finance, Inc.	1,372	20,717
WisdomTree Investments, Inc.*	19,981	231,979

		8,220,828
Commercial Banks 6.8%
1st Source Corp.	3,036	81,729
1st United Bancorp., Inc.	5,887	43,152
Access National Corp.	1,605	22,887
American National Bankshares, Inc.	1,484	34,429
Ameris Bancorp.* (a)	4,706	86,496
Ames National Corp.	1,932	43,992
Arrow Financial Corp.	2,143	54,668
BancFirst Corp.	1,407	76,077
Banco Latinoamericano de Comercio Exterior SA "E"	5,754	143,390
BancorpSouth, Inc. (a)	18,702	372,918
Bank of Kentucky Financial Corp.	1,271	34,711
Bank of Marin Bancorp.	1,074	44,625
Bank of the Ozarks, Inc.	6,193	297,202
Banner Corp.	3,809	145,351
Bar Harbor Bankshares	842	30,977
BBCN Bancorp., Inc.	15,574	214,298
BNC Bancorp.	3,624	48,344
Boston Private Financial Holdings, Inc.	15,586	173,005
Bridge Bancorp., Inc.	1,690	36,335
Bridge Capital Holdings*	1,832	31,107
Bryn Mawr Bank Corp.	2,662	71,794
C&F Financial Corp.	598	28,943
Camden National Corp.	1,544	63,150
Capital Bank Financial Corp. "A"*	4,938	108,389
Capital City Bank Group, Inc.*	2,537	29,886
Cardinal Financial Corp.	5,819	96,188
Cascade Bancorp.*	1,380	8,045
Cathay General Bancorp. (a)	15,661	365,998
Center Bancorp., Inc.	2,247	31,997
Centerstate Banks, Inc.	6,052	58,583
Central Pacific Financial Corp.	4,438	78,553
Century Bancorp., Inc. "A"	692	23,064
Chemical Financial Corp.	5,769	161,070
Chemung Financial Corp.	714	24,726
Citizens & Northern Corp.	2,417	48,195
City Holding Co. (a)	3,046	131,709
CNB Financial Corp.	2,544	43,375
CoBiz Financial, Inc.	7,083	68,422
Columbia Banking System, Inc.	10,174	251,298
Community Bank System, Inc.	7,961	271,629
Community Trust Bancorp., Inc.	2,727	110,689
CommunityOne Bancorp.*	2,174	21,479
ConnectOne Bancorp., Inc.*	358	12,569
CU Bancorp.*	1,877	34,255
Customers Bancorp., Inc.*	3,970	63,917
CVB Financial Corp.	18,261	246,889
Eagle Bancorp., Inc.*	4,448	125,834
Enterprise Bancorp., Inc.	1,414	26,739
Enterprise Financial Services Corp.	3,586	60,173
Farmers Capital Bank Corp.*	1,493	32,637
Fidelity Southern Corp.	2,854	43,780
Financial Institutions, Inc.	2,690	55,037
First BanCorp.*	14,366	81,599
First BanCorp. - North Carolina	3,893	56,254
First Bancorp., Inc.	1,889	31,697
First Busey Corp.	13,900	72,419
First Commonwealth Financial Corp.	19,422	147,413
First Community Bancshares, Inc.	3,408	55,721
First Connecticut Bancorp, Inc.	3,208	47,158
First Financial Bancorp.	11,486	174,243
First Financial Bankshares, Inc. (a)	6,189	364,037
First Financial Corp. - Indiana	2,200	69,454
First Financial Holdings, Inc.	4,745	261,761
First Interstate BancSystem, Inc.	3,440	83,076
First Merchants Corp.	5,649	97,897
First Midwest Bancorp., Inc.	14,930	225,592
First NBC Bank Holding Co.*	829	20,211
First of Long Island Corp.	1,537	59,712
First Security Group, Inc.*	12,404	25,800
FirstMerit Corp.	32,721	710,373
Flushing Financial Corp.	6,026	111,180
FNB Corp.	28,794	349,271
German American Bancorp., Inc.	2,510	63,302
Glacier Bancorp., Inc.	14,143	349,474
Great Southern Bancorp., Inc.	2,027	57,222
Guaranty Bancorp.	2,848	38,989
Hampton Roads Bankshares, Inc.*	6,596	9,366
Hancock Holding Co.	16,734	525,113
Hanmi Financial Corp.	6,194	102,635
Heartland Financial U.S.A., Inc.	3,015	83,998
Heritage Commerce Corp.	4,110	31,442
Heritage Financial Corp.	2,890	44,853
Heritage Oaks Bancorp.*	3,599	23,034
Home Bancshares, Inc.	8,901	270,323
Home Federal Bancorp., Inc.	2,949	37,098
HomeTrust Bancshares, Inc.*	4,211	69,482
Horizon Bancorp.	1,706	39,835
Hudson Valley Holding Corp.	3,140	58,969
IBERIABANK Corp.	5,818	301,780
Independent Bank Corp. (a)	4,533	161,828
Independent Bank Group, Inc.	752	27,072
International Bancshares Corp.	10,593	229,127
Intervest Bancshares Corp.*	3,561	28,239
Investors Bancorp., Inc.	8,866	193,988
Lakeland Bancorp., Inc.	7,015	78,919
Lakeland Financial Corp.	3,308	108,006
LCNB Corp. (a)	1,204	23,586
Macatawa Bank Corp.* (a)	4,707	25,324
MainSource Financial Group, Inc.	3,885	59,013
MB Financial, Inc.	10,903	307,901
Mercantile Bank Corp.	1,634	35,589
Merchants Bancshares, Inc.	1,042	30,166
Metro Bancorp., Inc.*	2,807	58,975
MetroCorp Bancshares, Inc.	3,063	42,147
Middleburg Financial Corp.	1,162	22,403
MidSouth Bancorp., Inc.	1,771	27,451
MidWestOne Financial Group, Inc.	1,268	32,600
National Bank Holdings Corp. "A"	10,424	214,109
National Bankshares, Inc.	1,314	47,159
National Penn Bancshares, Inc.	23,275	233,914
NBT Bancorp., Inc.	8,649	198,754
NewBridge Bancorp.*	5,013	36,545
Northrim BanCorp., Inc.	1,190	28,679
OFG Bancorp.	9,031	146,212
Old National Bancorp.	20,153	286,173
OmniAmerican Bancorp., Inc.*	2,177	53,249
Pacific Continental Corp.	3,374	44,233
Pacific Premier Bancorp., Inc.*	3,452	46,395
PacWest Bancorp. (a)	7,515	258,215
Palmetto Bancshares, Inc.*	879	11,462
Park National Corp. (a)	2,253	178,167
Park Sterling Corp.	8,760	56,152
Peapack-Gladstone Financial Corp.	1,651	30,626
Penns Woods Bancorp., Inc.	946	47,130
Peoples Bancorp., Inc.	2,155	44,996
Pinnacle Financial Partners, Inc.* (a)	6,878	205,033
Preferred Bank*	2,280	40,561
PrivateBancorp., Inc.	12,915	276,381
Prosperity Bancshares, Inc. (a)	11,922	737,257
Renasant Corp.	6,083	165,265
Republic Bancorp., Inc. "A"	1,969	54,246
S&T Bancorp., Inc.	5,853	141,760
S.Y. Bancorp., Inc.	2,736	77,511
Sandy Spring Bancorp., Inc.	4,923	114,509
Seacoast Banking Corp. of Florida*	14,725	31,953
Sierra Bancorp.	2,278	35,833
Simmons First National Corp. "A"	3,253	101,136
Southside Bancshares, Inc.	3,506	94,031
Southwest Bancorp., Inc.*	4,041	59,847
State Bank Financial Corp.	6,257	99,299
StellarOne Corp.	4,373	98,393
Sterling Bancorp.	6,200	85,126
Sterling Financial Corp.	6,756	193,559
Suffolk Bancorp.*	2,366	41,926
Sun Bancorp., Inc.*	7,787	29,824
Susquehanna Bancshares, Inc.	36,596	459,280
Taylor Capital Group, Inc.*	3,314	73,405
Texas Capital Bancshares, Inc.*	8,003	367,898
The Bancorp., Inc.*	6,384	113,124
Tompkins Financial Corp.	2,869	132,605
TowneBank (a)	5,125	73,903
TriCo Bancshares	3,236	73,716
Tristate Capital Holdings, Inc.*	1,299	16,744
Trustmark Corp.	13,374	342,374
UMB Financial Corp.	7,027	381,847
Umpqua Holdings Corp. (a)	21,964	356,256
Union First Market Bankshares Corp.	4,062	94,929
United Bankshares, Inc. (a)	10,026	290,554
United Community Banks, Inc.*	8,596	128,940
Univest Corp. of Pennsylvania	3,252	61,300
VantageSouth Bancshares, Inc.*	2,382	12,648
ViewPoint Financial Group (a)	7,958	164,492
Virginia Commerce Bancorp., Inc.*	5,386	83,645
Washington Banking Co.	3,192	44,880
Washington Trust Bancorp., Inc.	2,838	89,198
Webster Financial Corp.	17,706	452,034
WesBanco, Inc.	5,181	154,031
West Bancorp.	2,793	38,543
Westamerica Bancorp. (a)	5,382	267,701
Western Alliance Bancorp.*	14,589	276,170
Wilshire Bancorp., Inc.	11,963	97,857
Wintrust Financial Corp. (a)	7,375	302,891
Yadkin Financial Corp.*	2,856	49,209

		21,104,616
Consumer Finance 0.8%
Cash America International, Inc. (a)	5,681	257,236
Consumer Portfolio Services, Inc.*	3,366	19,960
Credit Acceptance Corp.*	1,413	156,575
DFC Global Corp.*	8,050	88,470
Encore Capital Group, Inc.* (a)	4,925	225,861
EZCORP, Inc. "A"*	10,149	171,315
First Cash Financial Services, Inc.* (a)	5,796	335,878
Green Dot Corp. "A"*	5,186	136,547
Imperial Holdings, Inc.*	3,419	21,642
Nelnet, Inc. "A"	4,551	174,986
Nicholas Financial, Inc.	2,139	34,844
Portfolio Recovery Associates, Inc.* (a)	10,005	599,700
Regional Management Corp.*	1,048	33,326
The First Marblehead Corp.*	18,128	14,865
World Acceptance Corp.* (a)	1,850	166,352

		2,437,557
Diversified Financial Services 0.3%
California First National Bancorp.	537	9,167
Gain Capital Holdings, Inc.	2,188	27,547
MarketAxess Holdings, Inc.	7,407	444,716
Marlin Business Services Corp.	1,665	41,558
NewStar Financial, Inc.*	5,314	97,087
PHH Corp.* (a)	11,359	269,663
PICO Holdings, Inc.*	4,485	97,145
Resource America, Inc. "A"	2,632	21,135

		1,008,018
Insurance 2.3%
Ambac Financial Group, Inc.*	8,949	162,335
American Equity Investment Life Holding Co. (a)	12,720	269,918
American Safety Insurance Holdings Ltd.*	1,913	57,773
AMERISAFE, Inc.	3,619	128,511
AmTrust Financial Services, Inc. (a)	6,114	238,825
Argo Group International Holdings Ltd.	5,411	232,024
Baldwin & Lyons, Inc. "B"	1,830	44,615
Citizens, Inc.*	8,826	76,257
CNO Financial Group, Inc.	43,714	629,482
Crawford & Co. "B"	5,225	50,683
Donegal Group, Inc. "A"	1,326	18,551
Eastern Insurance Holdings, Inc.	1,172	28,609
eHealth, Inc.*	3,627	117,007
EMC Insurance Group, Inc.	841	25,381
Employers Holdings, Inc.	6,156	183,079
Enstar Group Ltd.*	1,896	258,994
FBL Financial Group, Inc. "A"	1,775	79,697
First American Financial Corp. (a)	21,319	519,118
Fortegra Financial Corp.*	1,228	10,450
Global Indemnity PLC*	1,617	41,169
Greenlight Capital Re Ltd. "A"*	5,533	157,359
Hallmark Financial Services, Inc.*	2,912	25,829
HCI Group, Inc.	1,802	73,594
Health Insurance Innovations, Inc. "A"*	912	10,898
Hilltop Holdings, Inc.*	12,351	228,493
Horace Mann Educators Corp.	7,893	224,003
Independence Holding Co.	1,712	24,447
Infinity Property & Casualty Corp.	2,289	147,869
Investors Title Co.	270	20,277
Kansas City Life Insurance Co.	739	32,679
Maiden Holdings Ltd.	9,864	116,494
Meadowbrook Insurance Group, Inc.	9,639	62,653
Montpelier Re Holdings Ltd.	8,627	224,733
National Interstate Corp.	1,337	37,182
National Western Life Insurance Co. "A"	443	89,384
Navigators Group, Inc.*	2,044	118,082
OneBeacon Insurance Group Ltd. "A"	4,337	64,014
Phoenix Companies, Inc.*	1,140	44,084
Platinum Underwriters Holdings Ltd.	5,813	347,210
Primerica, Inc.	11,226	452,857
RLI Corp.	4,184	365,765
Safety Insurance Group, Inc.	2,566	135,921
Selective Insurance Group, Inc.	11,043	270,553
State Auto Financial Corp.	2,862	59,930
Stewart Information Services Corp. (a)	4,240	135,638
Symetra Financial Corp.	15,984	284,835
Third Point Reinsurance Ltd.*	5,001	72,464
Tower Group International Ltd. (a)	11,432	80,024
United Fire Group, Inc.	4,031	122,825
Universal Insurance Holdings, Inc.	5,056	35,645

		7,238,219
Real Estate Investment Trusts 7.3%
Acadia Realty Trust (REIT)	10,779	266,026
AG Mortgage Investment Trust, Inc. (REIT)	5,534	91,975
Agree Realty Corp. (REIT)	2,542	76,718
Alexander's, Inc. (REIT)	411	117,595
American Assets Trust, Inc. (REIT)	6,610	201,671
American Capital Mortgage Investment Corp. (REIT)	11,718	231,548
American Realty Capital Properties, Inc. (REIT)	30,217	368,647
American Residential Properties, Inc. (REIT)*	2,671	47,036
AmREIT, Inc. (REIT)	3,855	66,884
Anworth Mortgage Asset Corp. (REIT)	28,053	135,496
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,325	111,853
Apollo Residential Mortgage, Inc. (REIT)	6,380	93,084
Ares Commercial Real Estate Corp. (REIT)	4,249	52,815
Armada Hoffler Properties, Inc. (REIT)	3,782	37,480
ARMOUR Residential REIT, Inc. (REIT) (a)	74,376	312,379
Ashford Hospitality Trust (REIT)	12,202	150,573
Associated Estates Realty Corp. (REIT) (a)	11,424	170,332
Aviv REIT, Inc. (REIT)	2,286	52,121
Campus Crest Communities, Inc. (REIT)	12,806	138,305
CapLease, Inc. (REIT)	17,662	149,950
Capstead Mortgage Corp. (REIT)	18,994	223,559
Cedar Realty Trust, Inc. (REIT)	14,279	73,965
Chambers Street Properties (REIT) (a)	46,879	411,598
Chatham Lodging Trust (REIT)	4,472	79,870
Chesapeake Lodging Trust (REIT)	9,646	227,067
Colonial Properties Trust (REIT) (a)	17,421	391,798
Colony Financial, Inc. (REIT)	12,851	256,763
Coresite Realty Corp. (REIT) (a)	4,029	136,744
Cousins Properties, Inc. (REIT)	33,340	343,069
CubeSmart (REIT)	26,219	467,747
CyrusOne, Inc. (REIT)	3,904	74,098
CYS Investments, Inc. (REIT)	34,706	282,160
DCT Industrial Trust, Inc. (REIT)	57,143	410,858
DiamondRock Hospitality Co. (REIT) (a)	38,716	413,100
DuPont Fabros Technology, Inc. (REIT) (a)	12,415	319,935
Dynex Capital, Inc. (REIT)	10,838	95,049
EastGroup Properties, Inc. (REIT) (a)	6,012	355,971
Education Realty Trust, Inc. (REIT)	22,655	206,161
Ellington Residential Mortgage REIT (REIT)	1,285	19,750
EPR Properties (REIT) (a)	9,253	450,991
Equity One, Inc. (REIT) (a)	11,933	260,855
Excel Trust, Inc. (REIT)	9,565	114,780
FelCor Lodging Trust, Inc. (REIT)*	24,659	151,899
First Industrial Realty Trust, Inc. (REIT)	21,346	347,299
First Potomac Realty Trust (REIT)	11,461	144,065
Franklin Street Properties Corp. (REIT) (a)	17,964	228,861
Getty Realty Corp. (REIT) (a)	5,069	98,491
Gladstone Commercial Corp. (REIT)	2,804	50,360
Glimcher Realty Trust (REIT)	28,211	275,057
Government Properties Income Trust (REIT)	10,881	260,382
Gramercy Property Trust, Inc. (REIT)*	11,798	48,962
Healthcare Realty Trust, Inc. (REIT)	18,823	435,000
Hersha Hospitality Trust (REIT)	40,253	225,014
Highwoods Properties, Inc. (REIT) (a)	17,813	628,977
Hudson Pacific Properties, Inc. (REIT)	8,588	167,037
Inland Real Estate Corp. (REIT)	16,962	173,521
Invesco Mortgage Capital (REIT)	26,552	408,635
Investors Real Estate Trust (REIT) (a)	20,109	165,899
iStar Financial, Inc. (REIT)* (a)	16,651	200,478
JAVELIN Mortgage Investment Corp. (REIT)	2,677	31,669
Kite Realty Group Trust (REIT)	18,085	107,244
LaSalle Hotel Properties (REIT) (a)	18,808	536,404
Lexington Realty Trust (REIT) (a)	33,138	372,140
LTC Properties, Inc. (REIT)	6,896	261,910
Medical Properties Trust, Inc. (REIT) (a)	32,032	389,829
Monmouth Real Estate Investment Corp. "A", (REIT)	8,105	73,512
MPG Office Trust, Inc. (REIT)*	11,435	35,792
National Health Investors, Inc. (REIT)	4,886	277,965
New Residential Investment Corp. (REIT)	50,353	333,337
New York Mortgage Trust, Inc. (REIT) (a)	12,347	77,169
NorthStar Realty Finance Corp. (REIT)	47,526	441,041
One Liberty Properties, Inc. (REIT)	2,318	47,009
Parkway Properties, Inc. (REIT)	8,673	154,119
Pebblebrook Hotel Trust (REIT)	12,035	345,525
Pennsylvania Real Estate Investment Trust (REIT)	13,524	252,899
PennyMac Mortgage Investment Trust (REIT)	13,968	316,794
Physicians Realty Trust (REIT)*	2,334	28,288
Potlatch Corp. (REIT)	8,056	319,662
PS Business Parks, Inc. (REIT)	3,619	270,050
RAIT Financial Trust (REIT)	13,664	96,741
Ramco-Gershenson Properties Trust (REIT)	11,834	182,362
Redwood Trust, Inc. (REIT) (a)	16,313	321,203
Resource Capital Corp. (REIT)	24,751	147,021
Retail Opportunity Investments Corp. (REIT)	14,073	194,489
Rexford Industrial Realty, Inc. (REIT)*	3,323	44,894
RLJ Lodging Trust (REIT)	24,402	573,203
Rouse Properties, Inc. (REIT) (a)	4,317	88,844
Ryman Hospitality Properties, Inc. (REIT) (a)	8,779	302,963
Sabra Health Care REIT, Inc. (REIT) (a)	7,418	170,688
Saul Centers, Inc. (REIT)	1,566	72,428
Select Income REIT (REIT)	4,347	112,153
Silver Bay Realty Trust Corp. (REIT) (a)	3,031	47,465
Sovran Self Storage, Inc. (REIT)	6,196	468,913
STAG Industrial, Inc. (REIT)	8,317	167,338
Strategic Hotels & Resorts, Inc. (REIT)*	36,082	313,192
Summit Hotel Properties, Inc. (REIT)	15,655	143,869
Sun Communities, Inc. (REIT) (a)	7,013	298,894
Sunstone Hotel Investors, Inc. (REIT)	31,975	407,361
Terreno Realty Corp. (REIT)	4,962	88,125
The Geo Group, Inc. (REIT)	14,111	469,191
UMH Properties, Inc. (REIT)	2,873	28,529
Universal Health Realty Income Trust (REIT)	2,314	96,887
Urstadt Biddle Properties "A", (REIT)	4,812	95,663
Washington Real Estate Investment Trust (REIT) (a)	13,212	333,867
Western Asset Mortgage Capital Corp. (REIT) (a)	4,827	77,184
Whitestone REIT (REIT)	3,366	49,581
Winthrop Realty Trust (REIT)	5,839	65,105
ZAIS Financial Corp. (REIT)	1,162	20,161

		22,648,985
Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.*	8,434	303,793
Altisource Residential Corp.	4,985	114,555
AV Homes, Inc.*	1,871	32,668
Consolidated-Tomoka Land Co.	1,162	44,725
Forestar Group, Inc.*	6,891	148,363
Kennedy-Wilson Holdings, Inc.	11,108	206,165
Tejon Ranch Co.*	2,733	84,286
Thomas Properties Group, Inc.	6,267	42,114

		976,669
Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	17,417	216,667
Banc of California, Inc.	3,241	44,823
Bank Mutual Corp.	9,229	57,866
BankFinancial Corp.	4,312	38,463
BBX Capital Corp. "A"*	1,425	20,477
Beneficial Mutual Bancorp., Inc.*	6,067	60,488
Berkshire Hills Bancorp., Inc.	4,864	122,135
BofI Holding, Inc.*	2,357	152,875
Brookline Bancorp., Inc.	13,897	130,771
Capitol Federal Financial, Inc.	29,317	364,410
Charter Financial Corp.	4,570	49,356
Clifton Savings Bancorp., Inc.	1,503	18,622
Dime Community Bancshares	6,157	102,514
Doral Financial Corp.*	1,191	22,724
ESB Financial Corp.	2,342	29,861
ESSA Bancorp., Inc.	1,870	19,485
EverBank Financial Corp. (a)	16,011	239,845
Federal Agricultural Mortgage Corp. "C"	2,041	68,129
First Defiance Financial Corp.	1,910	44,675
First Federal Bancshares of Arkansas, Inc.*	766	7,162
First Financial Northwest, Inc.	3,012	31,415
Flagstar Bancorp., Inc.* (a)	3,943	58,199
Fox Chase Bancorp.	2,343	40,768
Franklin Financial Corp.	2,081	39,456
Hingham Institution for Savings	278	19,435
Home Bancorp., Inc.*	1,218	21,997
Home Loan Servicing Solutions Ltd.	14,108	310,517
HomeStreet, Inc.	2,571	49,620
Kearny Financial Corp.*	2,975	30,405
Meridian Interstate Bancorp., Inc.*	1,644	35,823
Meta Financial Group, Inc.	1,220	46,360
MGIC Investment Corp.* (a)	63,916	465,308
NASB Financial, Inc.*	914	25,071
Northfield Bancorp., Inc.	11,605	140,885
Northwest Bancshares, Inc.	18,691	247,095
OceanFirst Financial Corp.	2,591	43,814
Oritani Financial Corp.	8,948	147,284
PennyMac Financial Services, Inc. "A"*	2,540	47,727
Provident Financial Holdings, Inc.	1,890	31,393
Provident Financial Services, Inc.	11,811	191,456
Provident New York Bancorp. (a)	8,788	95,701
Radian Group, Inc. (a)	34,050	474,317
Rockville Financial, Inc.	5,424	70,512
Roma Financial Corp.*	1,342	24,948
Territorial Bancorp., Inc.	2,088	45,873
Tree.com, Inc.	1,316	34,558
TrustCo Bank Corp.	18,598	110,844
United Community Financial Corp.*	9,557	37,177
United Financial Bancorp., Inc.	3,855	62,335
Walker & Dunlop, Inc.*	3,264	51,930
Waterstone Financial, Inc.*	1,592	16,159
Westfield Financial, Inc.	3,698	26,108
WSFS Financial Corp.	1,561	94,050

		4,979,888
Health Care 12.8%
Biotechnology 4.2%
ACADIA Pharmaceuticals, Inc.* (a)	13,940	382,932
Achillion Pharmaceuticals, Inc.*	19,192	57,960
Acorda Therapeutics, Inc.*	8,064	276,434
Aegerion Pharmaceuticals, Inc.* (a)	5,701	488,633
Agios Pharmaceuticals, Inc.*	1,319	36,879
Alnylam Pharmaceuticals, Inc.*	11,473	734,387
AMAG Pharmaceuticals, Inc.*	4,353	93,502
Amicus Therapeutics, Inc.* (a)	6,576	15,256
Anacor Pharmaceuticals, Inc.*	5,025	53,366
Arena Pharmaceuticals, Inc.* (a)	43,315	228,270
ArQule, Inc.*	12,510	29,148
Array BioPharma, Inc.*	23,427	145,716
Astex Pharmaceuticals, Inc.*	18,961	160,789
Aveo Pharmaceuticals, Inc.* (a)	9,445	19,551
BioTime, Inc.* (a)	6,637	25,221
Bluebird Bio, Inc.*	1,313	35,399
Cell Therapeutics, Inc.* (a)	22,201	36,410
Celldex Therapeutics, Inc.* (a)	15,948	565,038
Cellular Dynamics International, Inc.*	744	13,697
Cepheid, Inc.* (a)	13,188	514,860
Chelsea Therapeutics International Ltd.* (a)	13,299	40,030
ChemoCentryx, Inc.*	4,874	27,099
Chimerix, Inc.*	1,674	36,795
Clovis Oncology, Inc.*	3,165	192,369
Conatus Pharmaceuticals, Inc.*	1,091	10,965
Coronado Biosciences, Inc.* (a)	5,126	35,985
Curis, Inc.* (a)	16,257	72,506
Cytokinetics, Inc.*	4,923	37,366
Cytori Therapeutics, Inc.*	12,909	30,078
Dendreon Corp.* (a)	31,751	93,030
Durata Therapeutics, Inc.*	2,568	23,215
Dyax Corp.*	21,677	148,704
Dynavax Technologies Corp.* (a)	35,219	42,263
Emergent Biosolutions, Inc.*	5,384	102,565
Enanta Pharmaceuticals, Inc.*	710	16,273
Enzon Pharmaceuticals, Inc.	8,130	13,658
Epizyme, Inc.*	1,166	46,792
Esperion Therapeutics, Inc.*	847	15,974
Exact Sciences Corp.*	13,983	165,139
Exelixis, Inc.* (a)	36,444	212,104
Fibrocell Science, Inc.* (a)	3,338	14,620
Galena Biopharma, Inc.*	19,836	45,028
Genomic Health, Inc.* (a)	3,355	102,596
Geron Corp.*	25,618	85,820
GTx, Inc.* (a)	5,284	10,621
Halozyme Therapeutics, Inc.* (a)	17,444	192,582
Hyperion Therapeutics, Inc.*	1,665	43,506
Idenix Pharmaceuticals, Inc.* (a)	19,829	103,309
ImmunoGen, Inc.* (a)	16,793	285,817
Immunomedics, Inc.* (a)	14,559	90,120
Infinity Pharmaceuticals, Inc.* (a)	9,523	166,176
Insmed, Inc.*	6,799	106,132
Insys Therapeutics, Inc.*	1,002	35,060
Intercept Pharmaceuticals, Inc.*	1,408	97,194
InterMune, Inc.* (a)	16,186	248,779
Intrexon Corp.*	2,187	51,810
Ironwood Pharmaceuticals, Inc.*	18,484	219,035
Isis Pharmaceuticals, Inc.* (a)	22,175	832,450
KaloBios Pharmaceuticals, Inc.*	1,800	8,136
Keryx Biopharmaceuticals, Inc.*	16,063	162,236
KYTHERA Biopharmaceuticals, Inc.*	2,023	92,451
Lexicon Pharmaceuticals, Inc.*	43,946	104,152
Ligand Pharmaceuticals, Inc. "B"*	3,484	150,788
MannKind Corp.* (a)	29,593	168,680
MEI Pharma, Inc.*	1,889	21,421
Merrimack Pharmaceuticals, Inc.* (a)	19,337	73,481
MiMedx Group, Inc.* (a)	16,723	69,735
Momenta Pharmaceuticals, Inc.*	9,362	134,719
Nanosphere, Inc.*	10,674	21,348
Neurocrine Biosciences, Inc.*	13,023	147,420
NewLink Genetics Corp.* (a)	3,441	64,622
Novavax, Inc.* (a)	27,296	86,255
NPS Pharmaceuticals, Inc.* (a)	19,796	629,711
OncoGenex Pharmaceutical, Inc.*	3,086	28,607
OncoMed Pharmaceuticals, Inc.*	878	13,442
Onconova Therapeutics, Inc.*	1,140	30,176
Opko Health, Inc.* (a)	37,425	329,714
Orexigen Therapeutics, Inc.*	18,785	115,340
Osiris Therapeutics, Inc.* (a)	3,392	56,443
OvaScience, Inc.*	1,767	17,511
PDL BioPharma, Inc. (a)	27,749	221,160
Peregrine Pharmaceuticals, Inc.*	30,864	43,518
Portola Pharmaceuticals, Inc.*	1,921	51,387
Progenics Pharmaceuticals, Inc.*	11,562	58,157
Prothena Corp. PLC*	2,351	47,561
PTC Therapeutics, Inc.*	1,867	40,066
Puma Biotechnology, Inc.*	4,405	236,372
Raptor Pharmaceuticals Corp.* (a)	11,744	175,455
Receptos, Inc.*	1,142	29,658
Regulus Therapeutics, Inc.*	1,770	16,691
Repligen Corp.*	6,138	68,070
Rigel Pharmaceuticals, Inc.*	17,434	62,414
Sangamo BioSciences, Inc.* (a)	11,911	124,827
Sarepta Therapeutics, Inc.* (a)	6,613	312,332
SIGA Technologies, Inc.* (a)	7,593	29,157
Spectrum Pharmaceuticals, Inc. (a)	12,170	102,106
Stemline Therapeutics, Inc.*	1,818	82,337
Sunesis Pharmaceuticals, Inc.*	6,019	29,854
Synageva BioPharma Corp.*	3,391	214,684
Synergy Pharmaceuticals, Inc.* (a)	15,993	73,088
Synta Pharmaceuticals Corp.*	8,115	51,206
Targacept, Inc.*	5,911	31,387
TESARO, Inc.*	2,660	103,048
Tetraphase Pharmaceuticals, Inc.*	2,249	25,594
TG Therapeutics, Inc.*	3,352	17,062
Threshold Pharmaceuticals, Inc.*	8,771	40,785
Vanda Pharmaceuticals, Inc.*	6,497	71,272
Verastem, Inc.*	3,339	41,537
Vical, Inc.*	15,287	19,109
XOMA Corp.*	13,502	60,489
ZIOPHARM Oncology, Inc.* (a)	13,501	53,329

		13,067,113
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	4,360	183,556
ABIOMED, Inc.* (a)	7,706	146,953
Accuray, Inc.* (a)	14,940	110,407
Align Technology, Inc.* (a)	14,431	694,420
Alphatec Holdings, Inc.*	11,428	22,513
Analogic Corp.	2,433	201,063
AngioDynamics, Inc.*	4,765	62,898
Anika Therapeutics, Inc.*	2,266	54,293
Antares Pharma, Inc.* (a)	22,505	91,370
ArthroCare Corp.*	5,560	197,825
AtriCure, Inc.*	4,149	45,556
Atrion Corp.	317	82,033
Biolase, Inc.* (a)	6,327	12,085
Cantel Medical Corp.	6,481	206,420
Cardiovascular Systems, Inc.* (a)	4,161	83,428
Cerus Corp.* (a)	13,851	92,940
CONMED Corp.	5,505	187,115
CryoLife, Inc.	5,690	39,830
Cutera, Inc.*	2,914	25,935
Cyberonics, Inc.*	5,403	274,148
Cynosure, Inc. "A"*	3,761	85,787
Derma Sciences, Inc.*	2,806	34,738
Dexcom, Inc.*	13,947	393,724
Endologix, Inc.*	12,481	201,319
Exactech, Inc.*	1,915	38,587
Genmark Diagnostics, Inc.*	7,105	86,326
Globus Medical, Inc. "A"*	10,867	189,738
Greatbatch, Inc.*	4,751	161,677
Haemonetics Corp.*	10,039	400,355
HeartWare International, Inc.*	3,185	233,174
ICU Medical, Inc.*	2,579	175,191
Insulet Corp.* (a)	10,560	382,694
Integra LifeSciences Holdings*	3,885	156,371
Invacare Corp.	6,448	111,357
MAKO Surgical Corp.* (a)	8,378	247,235
Masimo Corp.	9,676	257,769
Medical Action Industries, Inc.*	2,888	19,176
Meridian Bioscience, Inc. (a)	8,240	194,876
Merit Medical Systems, Inc.*	8,309	100,788
Natus Medical, Inc.*	6,073	86,115
Navidea Biopharmaceuticals, Inc.* (a)	23,767	62,983
Neogen Corp.*	4,748	288,299
NuVasive, Inc.*	8,665	212,206
NxStage Medical, Inc.*	11,877	156,301
OraSure Technologies, Inc.*	11,294	67,877
Orthofix International NV*	3,848	80,269
PhotoMedex, Inc.* (a)	2,901	46,126
Quidel Corp.* (a)	5,588	158,699
Rochester Medical Corp.*	2,061	41,138
Rockwell Medical Technologies, Inc.* (a)	7,790	88,884
RTI Biologics, Inc.*	11,253	42,086
Solta Medical, Inc.*	13,413	27,899
Spectranetics Corp.*	8,022	134,609
STAAR Surgical Co.*	7,320	99,113
STERIS Corp.	11,609	498,723
SurModics, Inc.*	2,897	68,891
Symmetry Medical, Inc.*	7,449	60,784
TearLab Corp.* (a)	5,698	63,020
Thoratec Corp.*	11,270	420,258
Tornier NV*	5,159	99,723
Unilife Corp.* (a)	18,825	62,499
Utah Medical Products, Inc.	613	36,437
Vascular Solutions, Inc.*	3,329	55,927
Volcano Corp.* (a)	10,727	256,590
West Pharmaceutical Services, Inc.	13,645	561,492
Wright Medical Group, Inc.*	8,042	209,735
Zeltiq Aesthetics, Inc.*	3,688	33,450

		10,305,803
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*	6,932	273,329
Accretive Health, Inc.* (a)	11,541	105,254
Addus HomeCare Corp.*	1,093	31,664
Air Methods Corp. (a)	7,737	329,596
Alliance HealthCare Services, Inc.*	990	27,413
Almost Family, Inc.	1,622	31,515
Amedisys, Inc.*	6,312	108,693
AMN Healthcare Services, Inc.*	9,020	124,115
AmSurg Corp.*	6,358	252,413
Bio-Reference Laboratories, Inc.* (a)	4,863	145,306
BioScrip, Inc.*	11,617	101,997
Capital Senior Living Corp.*	5,662	119,751
Centene Corp.*	10,746	687,314
Chemed Corp. (a)	3,758	268,697
Chindex International, Inc.*	2,458	41,909
CorVel Corp.*	2,286	84,513
Cross Country Healthcare, Inc.*	5,564	33,718
Emeritus Corp.*	8,019	148,592
ExamWorks Group, Inc.*	6,049	157,214
Five Star Quality Care, Inc.*	8,714	45,051
Gentiva Health Services, Inc.*	6,267	75,455
Hanger, Inc.*	6,876	232,134
HEALTHSOUTH Corp. (a)	17,212	593,470
Healthways, Inc.*	6,686	123,758
IPC The Hospitalist Co., Inc.*	3,309	168,792
Kindred Healthcare, Inc.	10,762	144,534
Landauer, Inc.	1,864	95,530
LHC Group, Inc.*	2,392	56,116
Magellan Health Services, Inc.*	5,308	318,268
Molina Healthcare, Inc.* (a)	5,643	200,891
MWI Veterinary Supply, Inc.*	2,515	375,640
National Healthcare Corp.	2,165	102,340
National Research Corp. "A"*	1,954	36,794
Owens & Minor, Inc. (a)	12,458	430,922
PharMerica Corp.*	5,768	76,541
Providence Service Corp.*	2,113	60,622
Select Medical Holdings Corp.	9,674	78,069
Skilled Healthcare Group, Inc. "A"*	3,587	15,639
Team Health Holdings, Inc.*	13,543	513,821
The Ensign Group, Inc.	3,871	159,137
Triple-S Management Corp. "B"*	4,714	86,691
U.S. Physical Therapy, Inc.	2,363	73,442
Universal American Corp.	7,698	58,659
USMD Holdings, Inc.*	215	5,700
Vanguard Health Systems, Inc.* (a)	6,853	143,982
WellCare Health Plans, Inc.*	8,572	597,811

		7,942,812
Health Care Technology 0.9%
athenahealth, Inc.*	7,256	787,711
Computer Programs & Systems, Inc.	2,164	126,594
Greenway Medical Technologies, Inc.*	2,869	59,245
HealthStream, Inc.*	3,940	149,247
HMS Holdings Corp.*	17,241	370,854
MedAssets, Inc.*	12,025	305,676
Medidata Solutions, Inc.*	5,242	518,591
Merge Healthcare, Inc.*	13,434	35,063
Omnicell, Inc.*	6,712	158,940
Quality Systems, Inc.	7,842	170,407
Vocera Communications, Inc.*	4,197	78,064

		2,760,392
Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.*	2,195	29,435
Affymetrix, Inc.*	14,303	88,678
Albany Molecular Research, Inc.*	4,630	59,681
Cambrex Corp.*	5,773	76,204
Fluidigm Corp.*	4,931	108,186
Furiex Pharmaceuticals, Inc.*	1,319	58,023
Harvard Bioscience, Inc.*	4,845	25,485
Luminex Corp.*	7,426	148,520
NeoGenomics, Inc.*	6,525	19,575
Pacific Biosciences of California, Inc.*	9,359	51,755
PAREXEL International Corp.* (a)	11,217	563,430
Sequenom, Inc.* (a)	22,778	60,817

		1,289,789
Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc.*	4,620	49,757
Akorn, Inc.* (a)	11,398	224,313
Alimera Sciences, Inc.*	3,361	12,637
Ampio Pharmaceuticals, Inc.* (a)	5,448	40,860
Aratana Therapeutics, Inc.*	1,289	21,062
Auxilium Pharmaceuticals, Inc.* (a)	9,673	176,339
AVANIR Pharmaceuticals, Inc. "A"*	28,299	119,988
BioDelivery Sciences International, Inc.*	5,642	30,636
Cadence Pharmaceuticals, Inc.*	12,264	77,386
Cempra, Inc.*	3,848	44,252
Corcept Therapeutics, Inc.*	9,525	15,145
Cornerstone Therapeutics, Inc.*	1,644	15,470
DepoMed, Inc.*	11,449	85,639
Endocyte, Inc.* (a)	6,029	80,367
Hi-Tech Pharmacal Co., Inc.	2,241	96,699
Horizon Pharma, Inc.* (a)	10,194	34,456
Impax Laboratories, Inc.*	13,532	277,541
Lannett Co., Inc.*	3,117	68,013
Medicines Co.*	12,541	420,374
Nektar Therapeutics*	22,973	240,068
Omeros Corp.* (a)	6,014	58,636
Omthera Pharmaceutical, Inc.*	1,167	0
Optimer Pharmaceuticals, Inc.* (a)	9,453	119,108
Pacira Pharmaceuticals, Inc.*	5,483	263,677
Pernix Therapeutics Holdings, Inc.*	3,431	9,367
POZEN, Inc.*	5,530	31,687
Questcor Pharmaceuticals, Inc. (a)	10,238	593,804
Repros Therapeutics, Inc.*	4,558	122,154
Sagent Pharmaceuticals, Inc.*	3,667	74,807
Santarus, Inc.*	10,909	246,216
Sciclone Pharmaceuticals, Inc.*	10,496	53,215
Sucampo Pharmaceuticals, Inc. "A"*	2,966	18,508
Supernus Pharmaceuticals, Inc.* (a)	2,943	21,572
TherapeuticsMD, Inc.*	15,503	45,424
ViroPharma, Inc.* (a)	12,867	505,673
VIVUS, Inc.* (a)	20,018	186,568
XenoPort, Inc.*	8,865	50,353
Zogenix, Inc.*	15,163	28,203

		4,559,974
Industrials 14.3%
Aerospace & Defense 1.6%
AAR Corp.	7,893	215,716
Aerovironment, Inc.*	3,595	83,045
American Science & Engineering, Inc.	1,617	97,521
API Technologies Corp.*	7,059	20,683
Astronics Corp.*	2,441	121,322
Cubic Corp.	3,943	211,660
Curtiss-Wright Corp.	9,297	436,587
DigitalGlobe, Inc.*	14,668	463,802
Ducommun, Inc.*	2,110	60,515
Engility Holdings, Inc.*	3,415	108,358
Erickson Air-Crane, Inc.* (a)	748	11,714
Esterline Technologies Corp.*	6,143	490,764
GenCorp, Inc.* (a)	11,833	189,683
HEICO Corp. (a)	10,470	709,238
Innovative Solutions & Support, Inc.	2,493	19,844
Kratos Defense & Security Solutions, Inc.*	8,744	72,400
LMI Aerospace, Inc.*	2,178	29,098
Moog, Inc. "A"*	8,918	523,219
National Presto Industries, Inc.	980	69,002
Orbital Sciences Corp.*	11,843	250,835
Sparton Corp.*	2,028	51,714
Taser International, Inc.*	10,047	149,801
Teledyne Technologies, Inc.*	7,366	625,594
The Keyw Holding Corp.* (a)	6,335	85,206

		5,097,321
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	9,996	74,870
Atlas Air Worldwide Holdings, Inc.*	5,135	236,775
Echo Global Logistics, Inc.*	3,540	74,128
Forward Air Corp.	5,993	241,818
Hub Group, Inc. "A"*	7,354	288,497
Pacer International, Inc.*	6,800	42,092
Park-Ohio Holdings Corp.*	1,660	63,777
UTi Worldwide, Inc.	18,031	272,448
XPO Logistics, Inc.* (a)	5,821	126,141

		1,420,546
Airlines 0.7%
Allegiant Travel Co.	2,978	313,762
Hawaiian Holdings, Inc.* (a)	10,446	77,718
JetBlue Airways Corp.* (a)	46,111	307,099
Republic Airways Holdings, Inc.*	9,527	113,372
SkyWest, Inc.	10,091	146,522
Spirit Airlines, Inc.*	11,845	405,928
U.S. Airways Group, Inc.* (a)	37,895	718,489

		2,082,890
Building Products 0.7%
AAON, Inc.	5,574	148,045
American Woodmark Corp.*	1,925	66,701
Apogee Enterprises, Inc.	5,754	170,779
Builders FirstSource, Inc.*	8,626	50,721
Gibraltar Industries, Inc.*	5,928	84,533
Griffon Corp.	8,858	111,079
Insteel Industries, Inc.	3,512	56,543
NCI Building Systems, Inc.*	4,113	52,400
Nortek, Inc.*	1,785	122,647
Patrick Industries, Inc.*	1,324	39,786
PGT, Inc.*	6,604	65,446
Ply Gem Holdings, Inc.*	3,138	43,869
Quanex Building Products Corp.	7,246	136,442
Simpson Manufacturing Co., Inc.	8,066	262,710
Trex Co., Inc.* (a)	3,421	169,442
Universal Forest Products, Inc.	3,936	165,706
USG Corp.* (a)	15,056	430,301

		2,177,150
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	10,846	288,721
Acco Brands Corp.* (a)	22,453	149,088
Acorn Energy, Inc.	3,320	19,588
ARC Document Solutions, Inc.*	7,837	35,972
Casella Waste Systems, Inc. "A"*	7,903	45,442
CECO Environmental Corp.	3,523	49,610
Cenveo, Inc.*	10,795	31,845
CompX International, Inc.	367	4,764
Consolidated Graphics, Inc.*	1,439	80,670
Costa, Inc.*	1,749	33,266
Courier Corp.	2,119	33,523
Deluxe Corp. (a)	10,000	416,600
EnerNOC, Inc.*	5,160	77,348
Ennis, Inc.	5,114	92,257
G & K Services, Inc. "A"	3,823	230,871
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc.	13,601	350,362
Heritage-Crystal Clean, Inc.*	1,672	30,129
Herman Miller, Inc.	11,671	340,560
HNI Corp.	9,044	327,212
Innerworkings, Inc.*	8,819	86,603
Interface, Inc.	11,765	233,418
Intersections, Inc.	1,913	16,777
Kimball International, Inc. "B"	6,304	69,911
Knoll, Inc.	9,444	159,981
McGrath RentCorp.	4,932	176,072
Mine Safety Appliances Co.	5,588	288,397
Mobile Mini, Inc.*	7,631	259,912
Multi-Color Corp.	2,432	82,518
NL Industries, Inc.	1,487	16,877
Performant Financial Corp.*	4,445	48,539
Quad Graphics, Inc. (a)	4,971	150,920
Schawk, Inc.	2,502	37,130
Standard Parking Corp.*	2,996	80,562
Steelcase, Inc. "A"	16,787	279,000
Swisher Hygiene, Inc.* (a)	22,340	13,549
Team, Inc.*	4,038	160,511
Tetra Tech, Inc.* (a)	12,841	332,453
The Brink's Co.	9,527	269,614
TMS International Corp. "A"	2,696	47,018
TRC Companies, Inc.*	3,118	23,073
U.S. Ecology, Inc.	3,635	109,523
UniFirst Corp.	2,869	299,581
United Stationers, Inc.	7,959	346,216
Viad Corp.	3,971	99,076
West Corp.	4,235	93,890

		6,418,949
Construction & Engineering 0.8%
Aegion Corp.*	7,773	184,453
Ameresco, Inc. "A"*	4,004	40,120
Argan, Inc.	2,776	60,989
Comfort Systems U.S.A., Inc. (a)	7,323	123,100
Dycom Industries, Inc.*	6,575	184,034
EMCOR Group, Inc.	13,214	517,064
Furmanite Corp.*	7,635	75,586
Granite Construction, Inc.	7,721	236,263
Great Lakes Dredge & Dock Co.	11,549	85,694
Layne Christensen Co.*	3,824	76,327
MasTec, Inc.*	11,667	353,510
Michael Baker Corp.	1,664	67,342
MYR Group, Inc.*	4,077	99,071
Northwest Pipe Co.*	1,811	59,546
Orion Marine Group, Inc.*	5,582	58,109
Pike Electric Corp.	5,160	58,411
Primoris Services Corp.	7,017	178,723
Sterling Construction Co., Inc.*	3,490	32,282
Tutor Perini Corp.*	7,266	154,911

		2,645,535
Electrical Equipment 1.5%
Acuity Brands, Inc. (a)	8,445	777,109
American Superconductor Corp.* (a)	10,583	24,764
AZZ, Inc.	5,068	212,147
Brady Corp. "A"	9,026	275,293
Capstone Turbine Corp.* (a)	60,560	71,461
Coleman Cable, Inc.	1,821	38,441
Encore Wire Corp.	4,109	162,059
EnerSys	9,478	574,651
Enphase Energy, Inc.* (a)	3,166	25,771
Franklin Electric Co., Inc.	9,306	366,657
FuelCell Energy, Inc.* (a)	30,446	39,275
Generac Holdings, Inc. (a)	10,149	432,753
General Cable Corp. (a)	9,892	314,071
Global Power Equipment Group, Inc.	3,263	65,619
GrafTech International Ltd.* (a)	23,232	196,311
II-VI, Inc.*	10,160	191,211
LSI Industries, Inc.	4,009	33,836
Polypore International, Inc.* (a)	9,159	375,244
Powell Industries, Inc.*	1,828	112,038
Power Solutions International, Inc.*	466	27,550
PowerSecure International, Inc.*	4,222	67,763
Preformed Line Products Co.	538	38,698
Revolution Lighting Technologies, Inc.*	5,894	15,089
Thermon Group Holdings, Inc.* (a)	5,394	124,655
Vicor Corp.*	3,660	29,939

		4,592,405
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,223	236,264
Machinery 3.3%
Accuride Corp.*	7,953	40,878
Actuant Corp. "A" (a)	14,357	557,626
Alamo Group, Inc.	1,442	70,528
Albany International Corp. "A"	5,478	196,496
Altra Holdings, Inc.	5,370	144,507
American Railcar Industries, Inc. (a)	1,823	71,516
Ampco-Pittsburgh Corp.	1,668	29,891
Astec Industries, Inc.	3,951	142,078
Barnes Group, Inc.	10,541	368,092
Blount International, Inc.*	9,628	116,595
Briggs & Stratton Corp. (a)	9,578	192,709
Chart Industries, Inc.* (a)	5,983	736,148
CIRCOR International, Inc.	3,464	215,392
CLARCOR, Inc.	9,767	542,362
Columbus McKinnon Corp.*	3,774	90,689
Commercial Vehicle Group, Inc.*	4,850	38,606
Douglas Dynamics, Inc.	4,521	66,594
Dynamic Materials Corp.	2,615	60,616
Energy Recovery, Inc.*	8,921	64,677
EnPro Industries, Inc.*	4,132	248,788
ESCO Technologies, Inc.	5,254	174,590
Federal Signal Corp.*	12,531	161,274
Flow International Corp.*	9,448	37,698
FreightCar America, Inc.	2,487	51,431
Global Brass & Copper Holdings, Inc.*	1,590	27,889
Gorman-Rupp Co.	2,978	119,477
Graham Corp.	1,988	71,827
Greenbrier Companies, Inc.*	4,778	118,160
Hardinge, Inc.	2,192	33,866
Hurco Companies, Inc.	1,321	34,161
Hyster-Yale Materials Handling, Inc.	2,093	187,679
John Bean Technologies Corp.	5,747	142,985
Kadant, Inc.	2,227	74,805
Kaydon Corp.	6,408	227,612
L.B. Foster Co. "A"	2,020	92,395
Lindsay Corp.	2,552	208,294
Lydall, Inc.*	3,455	59,322
Manitex International, Inc.*	2,441	26,680
Meritor, Inc.*	19,382	152,343
Middleby Corp.*	3,711	775,265
Miller Industries, Inc.	2,280	38,714
Mueller Industries, Inc.	5,590	311,195
Mueller Water Products, Inc. "A"	31,407	250,942
NN, Inc.	3,534	54,989
Omega Flex, Inc.	649	12,260
PMFG, Inc.*	4,397	32,538
Proto Labs, Inc.* (a)	3,396	259,421
RBC Bearings, Inc.*	4,572	301,249
Rexnord Corp.*	5,927	123,282
Standex International Corp.	2,525	149,985
Sun Hydraulics Corp.	4,181	151,561
Tecumseh Products Co. "A"*	3,678	32,918
Tennant Co.	3,655	226,610
The ExOne Co.* (a)	1,254	53,420
Titan International, Inc. (a)	10,645	155,843
TriMas Corp.*	8,828	329,284
Twin Disc, Inc.	1,581	41,312
Wabash National Corp.*	13,429	156,582
Watts Water Technologies, Inc. "A" (a)	5,676	319,956
Woodward, Inc.	13,516	551,858
Xerium Technologies, Inc.*	2,169	25,139

		10,351,599
Marine 0.1%
International Shipholding Corp.	1,157	31,748
Matson, Inc.	8,493	222,771
Ultrapetrol Bahamas Ltd.*	4,216	15,768

		270,287
Professional Services 1.4%
Acacia Research Corp.	9,783	225,596
Barrett Business Services, Inc.	1,428	96,119
CBIZ, Inc.*	7,747	57,638
CDI Corp.	2,751	42,118
Corporate Executive Board Co. (a)	6,605	479,655
CRA International, Inc.*	2,038	37,948
Exponent, Inc.	2,619	188,149
Franklin Covey Co.*	1,769	31,754
FTI Consulting, Inc.*	8,005	302,589
GP Strategies Corp.*	2,836	74,360
Heidrick & Struggles International, Inc.	3,695	70,427
Huron Consulting Group, Inc.*	4,593	241,638
ICF International, Inc.*	3,917	138,701
Insperity, Inc.	4,460	167,696
Kelly Services, Inc. "A"	5,284	102,879
Kforce, Inc.	5,372	95,031
Korn/Ferry International*	9,531	203,963
Mistras Group, Inc.*	3,217	54,689
National Technical Systems, Inc.*	1,357	31,007
Navigant Consulting, Inc.*	9,994	154,507
Odyssey Marine Exploration, Inc.* (a)	16,006	48,178
On Assignment, Inc.*	9,094	300,102
Pendrell Corp.*	32,569	63,184
Resources Connection, Inc.	8,071	109,523
RPX Corp.*	6,442	112,928
The Advisory Board Co.* (a)	6,987	415,587
TrueBlue, Inc.*	8,079	193,977
VSE Corp.	790	37,090
WageWorks, Inc.*	4,965	250,484

		4,327,517
Road & Rail 0.5%
Arkansas Best Corp.	5,113	131,251
Celadon Group, Inc.	3,901	72,832
Heartland Express, Inc.	9,172	130,151
Knight Transportation, Inc.	11,593	191,516
Marten Transport Ltd.	4,714	80,845
Patriot Transportation Holding, Inc.*	1,282	43,370
Quality Distribution, Inc.*	4,104	37,921
Roadrunner Transportation Systems, Inc.*	3,690	104,206
Saia, Inc.*	4,753	148,198
Swift Transportation Co.* (a)	16,678	336,729
Universal Truckload Services, Inc.	996	26,553
Werner Enterprises, Inc.	9,106	212,443
YRC Worldwide, Inc.*	2,160	36,461

		1,552,476
Trading Companies & Distributors 0.9%
Aceto Corp.	5,416	84,598
Aircastle Ltd.	13,611	236,968
Applied Industrial Technologies, Inc.	8,287	426,780
Beacon Roofing Supply, Inc.*	9,662	356,238
BlueLinx Holdings, Inc.*	7,130	13,903
CAI International, Inc.*	3,405	79,234
DXP Enterprises, Inc.*	1,886	148,937
Edgen Group, Inc.*	3,256	24,746
H&E Equipment Services, Inc.*	5,797	153,968
Houston Wire & Cable Co.	3,672	49,462
Kaman Corp.	5,298	200,582
Rush Enterprises, Inc. "A"*	6,790	180,003
TAL International Group, Inc. (a)	6,729	314,446
Textainer Group Holdings Ltd. (a)	4,232	160,266
Titan Machinery, Inc.* (a)	3,509	56,390
Watsco, Inc.	5,039	475,027

		2,961,548
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	8,192	171,459
Information Technology 17.8%
Communications Equipment 1.9%
ADTRAN, Inc.	11,790	314,086
Alliance Fiber Optic Products, Inc.	2,288	46,835
Anaren, Inc.*	2,303	58,727
Arris Group, Inc.*	22,905	390,759
Aruba Networks, Inc.* (a)	22,376	372,337
Aviat Networks, Inc.*	12,901	33,285
Bel Fuse, Inc. "B"	1,836	32,020
Black Box Corp.	3,116	95,474
CalAmp Corp.*	6,834	120,483
Calix, Inc.*	7,725	98,339
Ciena Corp.* (a)	19,971	498,876
Comtech Telecommunications Corp.	3,330	80,986
Digi International, Inc.*	5,104	51,091
Emulex Corp.*	17,701	137,360
Extreme Networks, Inc.*	18,863	98,465
Finisar Corp.*	18,501	418,678
Globecomm Systems, Inc.*	4,497	63,093
Harmonic, Inc.*	20,119	154,715
Infinera Corp.* (a)	22,858	258,524
InterDigital, Inc. (a)	8,187	305,621
Ixia*	11,237	176,084
KVH Industries, Inc.*	2,910	40,158
NETGEAR, Inc.*	7,663	236,480
NumereX Corp. "A"*	2,771	30,342
Oplink Communications, Inc.*	3,840	72,269
ParkerVision, Inc.*	17,729	59,392
PC-Tel, Inc.	3,371	29,833
Plantronics, Inc.	8,500	391,425
Procera Networks, Inc.* (a)	4,029	62,409
Ruckus Wireless, Inc.* (a)	8,660	145,748
ShoreTel, Inc.*	11,685	70,577
Sonus Networks, Inc.*	42,174	142,548
Symmetricom, Inc.*	8,349	40,242
Tellabs, Inc.	70,663	160,405
TESSCO Technologies, Inc.	1,023	34,475
Ubiquiti Networks, Inc.	2,430	81,624
ViaSat, Inc.*	7,794	496,867
Westell Technologies, Inc. "A"*	9,080	30,418

		5,931,050
Computers & Peripherals 0.4%
Avid Technology, Inc.*	5,974	35,844
Cray, Inc.*	7,863	189,262
Datalink Corp.*	3,701	50,038
Electronics for Imaging, Inc.*	9,239	292,692
Fusion-io, Inc.* (a)	15,134	202,644
Hutchinson Technology, Inc.*	4,651	16,185
Imation Corp.*	6,407	26,269
Immersion Corp.*	5,369	70,817
QLogic Corp.*	17,716	193,813
Quantum Corp.*	42,116	58,120
Silicon Graphics International Corp.*	6,646	107,997
Super Micro Computer, Inc.*	6,403	86,697

		1,330,378
Electronic Equipment, Instruments & Components 2.7%
Aeroflex Holding Corp.*	4,188	29,484
Agilysys, Inc.*	2,773	33,054
Anixter International, Inc.*	5,310	465,475
Audience, Inc.*	1,911	21,480
Badger Meter, Inc.	2,843	132,200
Belden, Inc.	8,628	552,623
Benchmark Electronics, Inc.*	10,832	247,944
Checkpoint Systems, Inc.*	8,143	135,988
Cognex Corp. (a)	17,118	536,821
Coherent, Inc.	4,774	293,362
Control4 Corp.*	864	14,964
CTS Corp.	6,667	105,139
Daktronics, Inc.	7,031	78,677
DTS, Inc.*	3,554	74,634
Electro Rent Corp.	3,728	67,626
Electro Scientific Industries, Inc.	4,754	55,669
Fabrinet*	5,635	94,893
FARO Technologies, Inc.*	3,330	140,426
FEI Co.	8,276	726,633
GSI Group, Inc.*	5,874	56,038
Insight Enterprises, Inc.*	8,639	163,450
InvenSense, Inc.* (a)	11,294	199,000
Itron, Inc.* (a)	7,865	336,858
KEMET Corp.*	8,423	35,208
Littelfuse, Inc.	4,395	343,777
Maxwell Technologies, Inc.*	5,928	53,826
Measurement Specialties, Inc.*	3,045	165,161
Mercury Systems, Inc.*	6,388	63,816
Mesa Laboratories, Inc.	558	37,726
Methode Electronics, Inc.	7,305	204,540
MTS Systems Corp. (a)	3,145	202,381
Multi-Fineline Electronix, Inc.*	1,576	25,563
Neonode, Inc.*	5,636	36,183
Newport Corp.*	7,731	120,836
OSI Systems, Inc.*	3,968	295,497
Park Electrochemical Corp.	4,107	117,666
PC Connection, Inc.	1,948	29,395
Plexus Corp.*	6,779	252,179
RadiSys Corp.*	4,981	15,989
RealD, Inc.*	7,996	55,972
Richardson Electronics Ltd.	2,550	28,994
Rofin-Sinar Technologies, Inc.*	5,602	135,624
Rogers Corp.*	3,336	198,425
Sanmina Corp.*	16,424	287,256
ScanSource, Inc.*	5,518	190,923
Speed Commerce, Inc.*	7,968	26,135
SYNNEX Corp.*	5,254	322,858
TTM Technologies, Inc.*	10,487	102,248
Uni-pixel, Inc.*	2,010	35,637
Universal Display Corp.* (a)	7,997	256,144
Viasystems Group, Inc.*	653	9,436
Vishay Precision Group, Inc.*	2,302	33,494
Zygo Corp.*	3,334	53,277

		8,298,604
Internet Software & Services 3.1%
Angie's List, Inc.* (a)	8,406	189,135
Bankrate, Inc.* (a)	9,059	186,344
Bazaarvoice, Inc.* (a)	9,558	86,787
Blucora, Inc.*	8,180	187,976
Brightcove, Inc.*	5,590	62,888
Carbonite, Inc.*	2,457	36,855
ChannelAdvisor Corp.*	1,180	43,223
comScore, Inc.*	7,107	205,890
Constant Contact, Inc.*	6,060	143,561
Cornerstone OnDemand, Inc.*	7,941	408,485
CoStar Group, Inc.*	5,637	946,452
Cvent, Inc.*	1,250	43,963
Dealertrack Technologies, Inc.*	8,611	368,895
Demand Media, Inc.*	7,184	45,403
Demandware, Inc.*	3,202	148,349
Dice Holdings, Inc.*	8,051	68,514
Digital River, Inc.*	7,017	125,394
E2open, Inc.* (a)	2,934	65,722
EarthLink, Inc.	20,485	101,401
eGain Corp.*	2,595	39,159
Envestnet, Inc.*	4,497	139,407
Global Eagle Entertainment, Inc.*	4,270	39,882
Gogo, Inc.*	2,144	38,099
Internap Network Services Corp.*	10,199	70,883
Intralinks Holdings, Inc.*	7,345	64,636
j2 Global, Inc. (a)	9,041	447,710
Limelight Networks, Inc.*	10,548	20,358
Liquidity Services, Inc.* (a)	4,860	163,102
LivePerson, Inc.*	10,720	101,197
LogMeIn, Inc.*	4,837	150,189
Marchex, Inc. "B"	4,505	32,796
Marin Software, Inc.*	1,818	22,816
Marketo, Inc.*	1,385	44,154
Millennial Media, Inc.* (a)	7,014	49,589
Monster Worldwide, Inc.*	23,150	102,323
Move, Inc.*	7,926	134,346
Net Element International*	450	2,070
NIC, Inc.	12,903	298,188
OpenTable, Inc.* (a)	4,532	317,149
Perficient, Inc.*	6,598	121,139
QuinStreet, Inc.*	5,980	56,511
RealNetworks, Inc.*	4,458	38,160
Reis, Inc.*	1,657	26,794
Responsys, Inc.*	7,163	118,189
SciQuest, Inc.*	4,521	101,542
Shutterstock, Inc.* (a)	1,475	107,262
Spark Networks, Inc.*	3,483	28,979
SPS Commerce, Inc.*	2,987	199,890
Stamps.com, Inc.*	2,598	119,326
Support.com, Inc.*	10,086	54,969
TechTarget, Inc.*	3,004	14,990
Textura Corp.*	1,029	44,329
The Active Network, Inc.*	10,727	153,503
Travelzoo, Inc.*	1,549	41,110
Tremor Video, Inc.*	1,420	13,107
Trulia, Inc.* (a)	5,515	259,370
United Online, Inc.	18,280	145,874
Unwired Planet, Inc.*	20,021	34,636
ValueClick, Inc.*	15,166	316,211
VistaPrint NV*	6,495	367,097
Vocus, Inc.*	3,743	34,847
Web.com Group, Inc.* (a)	8,338	269,651
WebMD Health Corp.*	6,313	180,552
XO Group, Inc.*	5,319	68,721
Xoom Corp.*	1,655	52,646
Yelp, Inc.*	5,849	387,087
YuMe, Inc.*	996	10,558
Zillow, Inc. "A"*	4,619	389,705
Zix Corp.*	11,797	57,687

		9,557,732
IT Services 2.1%
Acxiom Corp.*	14,522	412,280
Blackhawk Network Holdings, Inc.* (a)	2,282	54,836
CACI International, Inc. "A"* (a)	4,588	317,077
Cardtronics, Inc.*	8,897	330,079
Cass Information Systems, Inc.	2,074	110,689
CIBER, Inc.*	14,666	48,398
Computer Task Group, Inc. (a)	3,145	50,823
Convergys Corp.	20,575	385,781
CSG Systems International, Inc.	6,709	168,060
EPAM Systems, Inc.*	4,352	150,144
Euronet Worldwide, Inc.*	9,914	394,577
EVERTEC, Inc.	5,868	130,328
Exlservice Holdings, Inc.*	6,488	184,778
Forrester Research, Inc.	2,499	91,863
Global Cash Access Holdings, Inc.*	12,956	101,186
Heartland Payment Systems, Inc. (a)	7,232	287,255
Higher One Holdings Inc.*	6,225	47,746
iGATE Corp.*	6,850	190,156
Lionbridge Technologies, Inc.*	11,505	42,453
Luxoft Holding, Inc.*	901	23,849
ManTech International Corp. "A" (a)	4,686	134,769
MAXIMUS, Inc.	13,482	607,229
ModusLink Global Solutions, Inc.*	6,605	18,098
MoneyGram International, Inc.*	4,106	80,396
Planet Payment, Inc.*	8,412	21,367
PRGX Global, Inc.*	5,691	35,626
Sapient Corp.*	21,945	341,684
ServiceSource International, Inc.* (a)	12,147	146,736
Sykes Enterprises, Inc.*	7,877	141,077
Syntel, Inc.	3,068	245,747
TeleTech Holdings, Inc.*	3,957	99,281
The Hackett Group, Inc.	5,345	38,110
Unisys Corp.*	8,779	221,143
Virtusa Corp.*	4,061	118,013
WEX, Inc.*	7,650	671,288

		6,442,922
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	7,802	136,691
Alpha & Omega Semiconductor Ltd.*	3,166	26,626
Ambarella, Inc.*	3,682	71,873
Amkor Technology, Inc.* (a)	13,796	59,185
ANADIGICS, Inc.*	16,413	32,334
Applied Micro Circuits Corp.*	14,366	185,321
ATMI, Inc.*	6,317	167,527
Axcelis Technologies, Inc.*	20,589	43,443
Brooks Automation, Inc.	12,645	117,725
Cabot Microelectronics Corp.*	4,617	177,847
Cavium, Inc.*	10,085	415,502
CEVA, Inc.*	4,407	76,021
Cirrus Logic, Inc.* (a)	12,606	285,904
Cohu, Inc.	5,017	54,735
Cypress Semiconductor Corp. (a)	29,238	273,083
Diodes, Inc.*	7,140	174,930
DSP Group, Inc.*	4,223	29,772
Entegris, Inc.*	27,680	280,952
Entropic Communications, Inc.* (a)	18,106	79,304
Exar Corp.*	7,632	102,345
FormFactor, Inc.*	10,732	73,621
GSI Technology, Inc.*	3,712	26,095
GT Advanced Technologies, Inc.* (a)	23,807	202,598
Hittite Microwave Corp.*	6,175	403,536
Inphi Corp.*	5,182	69,594
Integrated Device Technology, Inc.*	26,200	246,804
Integrated Silicon Solution, Inc.*	5,357	58,338
Intermolecular, Inc.*	3,707	20,426
International Rectifier Corp.*	13,800	341,826
Intersil Corp. "A"	25,259	283,659
IXYS Corp.	4,526	43,676
Kopin Corp.*	13,539	54,562
Lattice Semiconductor Corp.*	22,973	102,460
LTX-Credence Corp.*	9,103	59,898
MA-COM Technology Solutions Holdings, Inc.*	2,080	35,402
MaxLinear, Inc. "A"*	4,830	40,041
Micrel, Inc.	9,198	83,794
Microsemi Corp.*	18,219	441,811
Mindspeed Technologies, Inc.* (a)	8,802	26,758
MKS Instruments, Inc.	10,526	279,886
Monolithic Power Systems, Inc.	7,312	221,407
MoSys, Inc.*	9,319	34,667
Nanometrics, Inc.*	4,501	72,556
NeoPhotonics Corp.*	4,260	31,481
NVE Corp.*	983	50,172
OmniVision Technologies, Inc.*	10,764	164,797
PDF Solutions, Inc.*	5,076	107,865
Peregrine Semiconductor Corp.*	5,252	47,110
Pericom Semiconductor Corp.*	4,300	33,540
Photronics, Inc.*	11,819	92,543
PLX Technology, Inc.*	8,705	52,404
PMC-Sierra, Inc.*	40,582	268,653
Power Integrations, Inc.	5,719	309,684
Rambus, Inc.*	21,789	204,817
RF Micro Devices, Inc.*	55,090	310,708
Rubicon Technology, Inc.* (a)	3,431	41,549
Rudolph Technologies, Inc.*	6,572	74,921
Semtech Corp.* (a)	13,352	400,426
Sigma Designs, Inc.*	6,431	35,949
Silicon Image, Inc.*	15,312	81,766
Spansion, Inc. "A"*	9,389	94,735
SunEdison, Inc.*	52,543	418,768
SunPower Corp.* (a)	8,195	214,381
Supertex, Inc.	1,869	47,360
Synaptics, Inc.* (a)	6,463	286,182
Tessera Technologies, Inc.	10,445	202,111
TriQuint Semiconductor, Inc.*	32,481	264,070
Ultra Clean Holdings*	4,711	32,553
Ultratech, Inc.*	5,540	167,862
Veeco Instruments, Inc.* (a)	7,788	289,947
Volterra Semiconductor Corp.*	4,961	114,103

		10,454,992
Software 4.3%
Accelrys, Inc.*	11,195	110,383
ACI Worldwide, Inc.*	7,836	423,614
Actuate Corp.*	9,194	67,576
Advent Software, Inc.	6,485	205,899
American Software, Inc. "A"	4,570	39,028
Aspen Technology, Inc.*	18,499	639,141
AVG Technologies NV*	4,763	114,026
Blackbaud, Inc.	9,084	354,639
Bottomline Technologies de, Inc.* (a)	7,516	209,546
BroadSoft, Inc.*	5,510	198,525
Callidus Software*	7,480	68,592
CommVault Systems, Inc.*	9,174	805,752
Comverse, Inc.*	4,330	138,344
Cyan, Inc.*	1,569	15,768
Digimarc Corp.	1,234	24,927
Ebix, Inc. (a)	5,936	59,004
Ellie Mae, Inc.*	5,133	164,307
EPIQ Systems, Inc.	6,092	80,536
ePlus, Inc.	770	39,794
Fair Isaac Corp.	7,063	390,443
FleetMatics Group PLC*	3,251	122,075
Gigamon, Inc.*	1,519	58,694
Glu Mobile, Inc.* (a)	11,768	32,833
Guidance Software, Inc.*	3,374	30,602
Guidewire Software, Inc.*	8,239	388,139
Imperva, Inc.*	4,017	168,794
Infoblox, Inc.*	9,839	411,467
Interactive Intelligence Group*	3,037	192,819
Jive Software, Inc.*	7,876	98,450
Manhattan Associates, Inc.*	3,823	364,905
Mentor Graphics Corp.	18,936	442,534
MicroStrategy, Inc. "A"*	1,765	183,136
Mitek Systems, Inc.*	5,364	27,786
Model N, Inc.*	1,613	15,969
Monotype Imaging Holdings, Inc.	7,473	214,176
NetScout Systems, Inc.*	7,197	184,027
Pegasystems, Inc.	3,409	135,712
Progress Software Corp.*	10,957	283,567
Proofpoint, Inc.*	4,344	139,529
PROS Holdings, Inc.*	4,390	150,094
PTC, Inc.*	23,548	669,470
QAD, Inc. "A"	1,000	13,640
Qlik Technologies, Inc.* (a)	17,152	587,285
Qualys, Inc.*	2,961	63,336
Rally Software Development Corp.*	1,371	41,075
RealPage, Inc.* (a)	9,253	214,300
Rosetta Stone, Inc.*	2,371	38,481
Sapiens International Corp.	2,971	17,975
SeaChange International, Inc.*	6,507	74,635
Silver Spring Networks, Inc.*	1,174	20,345
Sourcefire, Inc.*	6,131	465,466
SS&C Technologies Holdings, Inc.*	11,460	436,626
Synchronoss Technologies, Inc.* (a)	5,792	220,444
Take-Two Interactive Software, Inc.* (a)	16,098	292,340
Tangoe, Inc.* (a)	6,043	144,186
TeleCommunication Systems, Inc. "A"*	9,403	23,131
TeleNav, Inc.*	3,448	20,136
TiVo, Inc.*	25,207	313,575
Tyler Technologies, Inc.*	6,222	544,238
Ultimate Software Group, Inc.*	5,460	804,804
VASCO Data Security International, Inc.*	5,926	46,756
Verint Systems, Inc.*	10,482	388,463
Virnetx Holding Corp.* (a)	8,375	170,850
Vringo, Inc.* (a)	13,300	38,304

		13,445,013
Materials 4.8%
Chemicals 2.3%
A. Schulman, Inc.	5,853	172,429
Advanced Emissions Solutions, Inc.*	1,999	85,397
American Pacific Corp.*	1,177	64,453
American Vanguard Corp.	5,732	154,305
Arabian American Development Co.*	3,844	34,980
Axiall Corp. (a)	13,756	519,839
Balchem Corp.	5,900	305,325
Calgon Carbon Corp.* (a)	10,768	204,484
Chase Corp.	1,340	39,369
Chemtura Corp.*	19,342	444,673
Ferro Corp.*	14,421	131,375
Flotek Industries, Inc.*	9,488	218,224
FutureFuel Corp.	4,315	77,497
GSE Holding, Inc.*	1,707	3,551
H.B. Fuller Co.	9,891	446,974
Hawkins, Inc.	1,894	71,480
Innophos Holdings, Inc.	4,367	230,490
Innospec, Inc.	4,631	216,083
Intrepid Potash, Inc. (a)	10,883	170,645
KMG Chemicals, Inc.	1,605	35,294
Koppers Holdings, Inc.	4,103	174,993
Kraton Performance Polymers, Inc.*	6,394	125,259
Landec Corp.*	5,169	63,062
LSB Industries, Inc.*	3,701	124,095
Marrone Bio Innovations, Inc.*	1,052	17,726
Minerals Technologies, Inc.	6,925	341,887
Olin Corp. (a)	15,734	362,983
OM Group, Inc.*	6,362	214,908
Omnova Solutions, Inc.*	9,068	77,531
Penford Corp.*	1,912	27,380
PolyOne Corp. (a)	19,586	601,486
Quaker Chemical Corp.	2,574	188,031
Sensient Technologies Corp.	9,839	471,190
Stepan Co.	3,760	217,065
Taminco Corp.*	3,139	63,722
Tredegar Corp.	4,895	127,270
Zep, Inc.	4,537	73,772
Zoltek Companies, Inc.* (a)	5,565	92,880

		6,992,107
Construction Materials 0.2%
Headwaters, Inc.*	14,406	129,510
Texas Industries, Inc.* (a)	4,330	287,123
U.S. Concrete, Inc.*	2,684	53,841
United States Lime & Minerals, Inc.*	377	22,092

		492,566
Containers & Packaging 0.3%
AEP Industries, Inc.*	840	62,420
Berry Plastics Group, Inc.*	11,015	219,970
Boise, Inc.	20,082	253,033
Graphic Packaging Holding Co.*	41,217	352,818
Myers Industries, Inc.	5,593	112,475
UFP Technologies, Inc.*	1,194	27,187

		1,027,903
Metals & Mining 1.3%
A.M. Castle & Co.*	3,320	53,452
AK Steel Holding Corp.* (a)	26,453	99,199
Allied Nevada Gold Corp.* (a)	20,655	86,338
AMCOL International Corp.	5,536	180,917
Century Aluminum Co.*	10,173	81,893
Coeur Mining, Inc.*	20,175	243,109
Commercial Metals Co.	22,920	388,494
General Moly, Inc.*	10,920	18,018
Globe Specialty Metals, Inc.	12,634	194,690
Gold Resource Corp. (a)	6,820	45,217
Handy & Harman Ltd.*	1,068	25,493
Haynes International, Inc.	2,451	111,104
Hecla Mining Co. (a)	66,173	207,783
Horsehead Holding Corp.*	8,629	107,517
Kaiser Aluminum Corp.	3,697	263,411
Materion Corp.	4,054	129,971
Midway Gold Corp.*	25,064	23,936
Molycorp, Inc.* (a)	24,656	161,743
Noranda Aluminum Holding Corp.	6,656	16,374
Olympic Steel, Inc.	1,750	48,615
Paramount Gold and Silver Corp.* (a)	26,585	34,295
RTI International Metals, Inc.*	6,230	199,609
Schnitzer Steel Industries, Inc. "A"	4,982	137,204
Stillwater Mining Co.* (a)	23,360	257,194
SunCoke Energy, Inc.*	13,916	236,572
U.S. Silica Holdings, Inc. (a)	4,267	106,248
Universal Stainless & Alloy Products, Inc.*	1,376	44,761
Walter Energy, Inc. (a)	12,440	174,533
Worthington Industries, Inc.	10,363	356,798

		4,034,488
Paper & Forest Products 0.7%
Boise Cascade Co.*	2,418	65,165
Clearwater Paper Corp.*	4,422	211,239
Deltic Timber Corp.	2,188	142,526
KapStone Paper & Packaging Corp.	8,013	342,956
Louisiana-Pacific Corp.* (a)	27,446	482,775
Neenah Paper, Inc.	3,127	122,922
P.H. Glatfelter Co.	8,539	231,151
Resolute Forest Products* (a)	13,876	183,441
Schweitzer-Mauduit International, Inc.	6,167	373,289
Wausau Paper Corp.	9,821	127,575

		2,283,039
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.5%
8x8, Inc.* (a)	14,204	143,034
Atlantic Tele-Network, Inc.	1,820	94,877
Cbeyond, Inc.*	5,556	35,614
Cincinnati Bell, Inc.*	40,631	110,516
Cogent Communications Group, Inc.	9,259	298,603
Consolidated Communications Holdings, Inc. (a)	7,851	135,351
FairPoint Communications, Inc.* (a)	4,037	38,553
General Communication, Inc. "A"*	6,242	59,424
Hawaiian Telcom Holdco, Inc.*	2,028	53,945
HickoryTech Corp.	2,747	31,261
IDT Corp. "B"	3,078	54,635
inContact, Inc.*	10,622	87,844
Inteliquent, Inc.	6,635	64,094
Iridium Communications, Inc.* (a)	12,772	87,871
Lumos Networks Corp.	2,959	64,122
magicJack VocalTec Ltd.* (a)	3,691	47,503
Orbcomm, Inc.*	7,300	38,471
Premiere Global Services, Inc.*	9,571	95,327
Primus Telecommunications Group, Inc.	2,234	7,573
Straight Path Communications, Inc. "B"*	1,539	8,095
Towerstream Corp.* (a)	13,159	37,635
Vonage Holdings Corp.*	30,943	97,161

		1,691,509
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	3,433	24,031
Leap Wireless International, Inc.*	10,664	168,384
NII Holdings, Inc.* (a)	34,213	207,673
NTELOS Holdings Corp.	2,914	54,783
Shenandoah Telecommunications Co.	4,657	112,234
U.S.A. Mobility, Inc.	4,177	59,146

		626,251
Utilities 3.0%
Electric Utilities 1.3%
ALLETE, Inc.	7,877	380,459
Cleco Corp.	11,904	533,775
El Paso Electric Co.	7,991	266,899
Empire District Electric Co.	8,418	182,334
IDACORP, Inc.	9,886	478,482
MGE Energy, Inc.	4,580	249,839
NRG Yield, Inc. "A"*	4,464	135,215
Otter Tail Corp.	7,190	198,444
PNM Resources, Inc.	15,832	358,278
Portland General Electric Co. (a)	14,898	420,571
UIL Holdings Corp.	10,073	374,514
Unitil Corp.	2,761	80,815
UNS Energy Corp.	8,198	382,191

		4,041,816
Gas Utilities 0.9%
Chesapeake Utilities Corp.	1,932	101,411
Delta Natural Gas Co., Inc.	1,247	27,546
New Jersey Resources Corp.	8,309	366,011
Northwest Natural Gas Co. (a)	5,366	225,265
Piedmont Natural Gas Co., Inc. (a)	14,893	489,682
South Jersey Industries, Inc.	6,274	367,531
Southwest Gas Corp.	9,121	456,050
The Laclede Group, Inc. (a)	6,430	289,350
WGL Holdings, Inc.	10,187	435,087

		2,757,933
Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.	23,408	100,889
Dynegy, Inc.* (a)	19,663	379,889
Genie Energy Ltd. "B"	2,528	24,774
Ormat Technologies, Inc.	3,465	92,758

		598,310
Multi-Utilities 0.4%
Avista Corp.	11,915	314,556
Black Hills Corp.	8,744	435,976
NorthWestern Corp.	7,497	336,765

		1,087,297
Water Utilities 0.2%
American States Water Co.	7,575	208,767
Artesian Resources Corp. "A"	1,483	32,997
California Water Service Group	9,393	190,866
Connecticut Water Service, Inc.	2,090	67,214
Consolidated Water Co., Ltd.	2,749	41,152
Middlesex Water Co.	3,152	67,421
Pure Cycle Corp.*	3,428	15,837
SJW Corp.	3,128	87,647
York Water Co.	2,597	52,122

		764,023

Total Common Stocks (Cost $229,694,133)		306,795,190
Warrants 0.0%
Energy 0.0%
Magnum Hunter Resources Corp., Expiration Date 10/14/2013*	2,943	0
Financials 0.0%
Tejon Ranch Co., Expiration Date 8/31/2016*	404	1,114

Total Warrants (Cost $2,758)		1,114

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.085% **, 10/17/2013 (b) (Cost $1,334,950)	1,335,000	1,334,984

	Shares	Value ($)
Securities Lending Collateral 25.9%
Daily Assets Fund Institutional, 0.09% (c) (d) (Cost $80,387,533)	80,387,533	80,387,533
Cash Equivalents 0.8%
Central Cash Management Fund, 0.05% (c) (Cost $2,626,595)	2,626,595	2,626,595

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $314,045,969) †	125.8	391,145,416
Other Assets and Liabilities, Net	(25.8)	(80,261,807)

Net Assets	100.0	310,883,609

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $319,434,671.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $71,710,745.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $98,676,606 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,965,861.

(a)
All or a portion of these securities were on loan. In addition, ”Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $77,850,687 which is 25.0% of net assets.

(b)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	12/20/2013	43	4,607,020	72,136

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$306,795,190	$—	$—	$306,795,190
Warrants(e)	1,114	—	0	1,114
Government & Agency Obligation	—	1,334,984	—	1,334,984
Short-Term Investments(e)	83,014,128	—	—	83,014,128
Derivatives(f)
Futures contracts	72,136	—	—	72,136
Total	$389,882,568	$1,334,984	$0	$391,217,552

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$72,136

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013